                                                                            V.A.
     As filed with the Securities and Exchange Commission on May 1, 2001
                                                              File No. 333-19583
                                                              File No. 811-8015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
                                    Post-Effective Amendment No.  7         [ ]
                                                                 ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
                              Amendment No. 8

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               National Life Drive
                            Montpelier, Vermont 05604
              (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (800) 537-7003

                             D. Russell Morgan, Esq.
                           Assistant General Counsel
                         National Life Insurance Company
                               National Life Drive
                            Montpelier, Vermont 05604

               (Name and Address of Agent for Service of Process)

                                    Copy to:


                            Stephen E. Roth, Esquire
                          Sutherland Asbill & Brennan LLP
                    1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404


       It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X       on May 1, 2001 pursuant to paragraph (b) of Rule 485
------
          60 days after filing pursuant to paragraph (a) of Rule 485
------

          on May 1, 2001 pursuant to paragraph (a) of Rule 485
------

                            ---------------------

Title of Securities being registered: variable annuities issued by a separate account.

                      Sentinel Advantage Variable Annuity
                              P R O S P E C T U S
                               Dated May 1, 2001



-------------------------------------------------------------------------------
                National Life Insurance Company - Home Office:
       National Life Drive, Montpelier, Vermont 05604 - 1-800-537-7003
-------------------------------------------------------------------------------


         The Sentinel Advantage Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the "Variable Account"), a separate account of National Life Insurance Company ("National Life, "we, "our, or "us"). We allocate net Premium Payments to either the Fixed Account or to the Variable Account. The Variable Account is currently divided into 28 Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund option (each a "Fund") described below:


-----------------------------------------------------------------------------------------------------------------------------------
SENTINEL VARIABLE PRODUCTS           ALGER AMERICAN FUND              AMERICAN CENTURY VARIABLE        DREYFUS SOCIALLY
TRUST                                                                 PORTFOLIOS, INC.                 RESPONSIBLE GROWTH FUND,
                                                                                                       INC.
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                    GROWTH PORTFOLIO                 VP INCOME & GROWTH PORTFOLIO     SOCIALLY RESPONSIBLE GROWTH
MID CAP GROWTH FUND                  LEVERAGED ALLCAP PORTFOLIO       VP VALUE PORTFOLIO               FUND, INC.
SMALL COMPANY FUND                   SMALL CAPITALIZATION PORTFOLIO
GROWTH INDEX FUND                    .
MONEY MARKET FUND

Managed by National Life             Managed by Fred Alger            Managed by American Century
Investment Management Company, Inc.  Management, Inc                  Investment Management, Inc.      Managed by The Dreyfus
                                                                                                       Corporation
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE          FIDELITY VARIABLE INSURANCE      INVESCO VARIABLE
PRODUCTS FUND                        PRODUCTS FUND II                 INSURANCE FUNDS, INC.            J.P. MORGAN SERIES TRUST II
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO              CONTRAFUND PORTFOLIO             VIF - DYNAMICS FUND              INTERNATIONAL OPPORTUNITIES
GROWTH PORTFOLIO                     INDEX 500 PORTFOLIO              VIF - HEALTH SCIENCES FUND            PORTFOLIO
HIGH INCOME PORTFOLIO                INVESTMENT GRADE BOND PORTFOLIO  VIF TECHNOLOGY FUND              SMALL COMPANY PORTFOLIO
OVERSEAS PORTFOLIO

                                                                      Managed by INVESCO Funds         Managed by J.P. Morgan
Managed by Fidelity Investments      Managed by Fidelity Investments  Group, Inc.                       Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MARKET STREET FUND, INC.             NEUBERGER BERMAN ADVISERS        STRONG VARIABLE INSURANCE        STRONG OPPORTUNITY FUND II.
                                     MANAGEMENT TRUST                 FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
BOND PORTFOLIO                       PARTNERS PORTFOLIO               MID CAP GROWTH FUND II           OPPORTUNITY FUND II
BALANCED PORTFOLIO

Managed by Market Street             Managed by Neuberger Berman      Managed by Strong Capital        Managed by Strong Capital
Investment Management Company        Management, Inc.                 Management, Inc.                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------



         This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2001 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission. You can obtain a copy without charge from National Life Insurance Company by calling 1-800-537-7003, by writing to National Life at the address above, or by accessing the SEC's website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the same telephone number or address. This Prospectus must be accompanied by current prospectuses or profiles for the Funds.


         Investments in these contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


         The Statement of Additional Information, dated May 1, 2001, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on page 53 of the Prospectus.

                              TABLE OF CONTENTS

                                                                                 Page
  SUMMARY.........................................................................1
  SUMMARY OF CONTRACT EXPENSES....................................................4
  UNDERLYING FUND ANNUAL EXPENSES.................................................5
  ACCUMULATION UNIT VALUES........................................................8
  NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND
       THE FUNDS..................................................................9
           National Life Insurance Company........................................9
           The Variable Account...................................................9
           Underlying Fund Options................................................9
           Other Information......................................................16
DETAILED DESCRIPTION OF CONTRACT PROVISIONS.......................................17
           Issuance of a Contract.................................................17
           Premium Payments.......................................................17
                    The Initial Premium Payment...................................17
                    Subsequent Premium Payments...................................17
                    Allocation of Net Premium Payments............................18
           Transfers..............................................................18
           Value of a Variable Account Accumulation Unit..........................19
                    Net Investment Factor.........................................19
           Determining the Contract Value.........................................20
           Annuitization..........................................................20
                    Maturity Date.................................................20
                    Election of Payment Options...................................20
                    Frequency and Amount of Annuity Payments......................20
           Annuitization - Variable Account.......................................21
                    Value of an Annuity Unit......................................21
                    Assumed Investment Rate.......................................21
           Annuitization - Fixed Account..........................................21
           Annuity Payment Options................................................22
           Death of Owner.........................................................22
           Death of Annuitant Prior to the Annuitization Date.....................23
           Generation-Skipping Transfers..........................................23
           Ownership Provisions...................................................23
CHARGES AND DEDUCTIONS............................................................24
           Deductions from the Variable Account...................................25
           Contingent Deferred Sales Charge.......................................25
           Annual Contract Fee....................................................26
           Transfer Charge........................................................26
           Premium Taxes..........................................................27
           Charge for Optional Enhanced Death Benefit Rider.......................27
           Other Charges..........................................................27
CONTRACT RIGHTS AND PRIVILEGES....................................................27
           Free Look..............................................................27
           Loan Privilege -Tax Sheltered Annuities................................28
           Surrender and Withdrawal...............................................30
           Payments...............................................................31
           Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract......31
           Telephone Transaction Privilege........................................32
           Available Automated Fund Management Features...........................32
                      Dollar Cost Averaging.......................................32
                      Portfolio Rebalancing.......................................32
                      Systematic Withdrawals......................................33
           Contract Rights Under Certain Plans....................................34

                                                                                Page
THE FIXED ACCOUNT.................................................................34
           Minimum Guaranteed and Current Interest Rates..........................34
           Enhanced Fixed Account.................................................35
OPTIONAL ENHANCED DEATH BENEFIT RIDER.............................................36
FEDERAL INCOME TAX CONSIDERATIONS.................................................37
           Taxation of Non-Qualified Contracts....................................37
           Taxation of Qualified Contracts........................................38
           Possible Tax Law Changes...............................................40
GENDER NEUTRALITY.................................................................40
VOTING RIGHTS.....................................................................40
CHANGES TO VARIABLE ACCOUNT.......................................................41
ADVERTISING.......................................................................41
           Yield..................................................................41
           Performance............................................................41
DISTRIBUTION OF THE CONTRACTS.....................................................48
INSURANCE MARKETPLACE STANDARDS ASSOCIATION.......................................49
FINANCIAL STATEMENTS..............................................................49
STATEMENTS AND REPORTS............................................................49
OWNER INQUIRIES...................................................................49
LEGAL PROCEEDINGS.................................................................49
GLOSSARY..........................................................................50
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........................53


This prosepectus does not constitute an offering in any jurisdiction in which such offering may not be legally made.

                                   SUMMARY

         This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

HOW DO I PURCHASE A CONTRACT?

         Generally, you may purchase a Contract if you are age 85 and younger. See "Issuance of a Contract," page 17. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?

         You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts- see page 18 but must be at least $100 ($50 for IRA's). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see "Premium Payments," page 17).

HOW DOES THE "FREE LOOK" RIGHT TO EXAMINE THE CONTRACT WORK?

         To be sure that you are satisfied with the Contract, you have a ten day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office at the address shown on the cover page of this Prospectus. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRA's and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?

         The Variable Account is a separate investment account that consists of 28 Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account and the 28 Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding portfolios of the Funds that are listed on the cover page of this Prospectus (see "The Variable Account" and "Underlying Fund Options," pages 9-16).


         We reserve the right to limit the number of Variable Account Subaccounts, other than the Sentinel Variable Products Trust Money Market Subaccount, used in a single Contract over the entire life of the Contract to 16 different Subaccounts.


         We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

HOW DOES THE FIXED ACCOUNT WORK?

         You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least 3.0% (see "The Fixed Account", page 34).

WHEN WILL I RECEIVE PAYMENTS?

         After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see "Annuitization - Frequency and Amount of Annuity Payments," page 20).

WHAT HAPPENS IF THE OWNER DIES BEFORE ANNUITIZATION?

         If (1) any Owner dies before the Contract Value is transferred to a payment option ("Annuitization"); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner has not reached age 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest). The amount paid will be reduced by premium tax charges, if any. For more information, see "Death of Owner," page 21.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE ANNUITIZATION?

         If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see "Death of Annuitant Prior to the Annuitization Date," page 22).

CAN I MAKE A WITHDRAWAL FROM MY CONTRACT?

         You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see "Surrender and Withdrawal," page 30). A Withdrawal or a surrender may result in federal income tax, including a federal penalty tax (see "Federal Income Tax Considerations," page 37).

WHAT CHARGES WILL I PAY?

         Contingent Deferred Sales Charge: We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see "Contingent Deferred Sales Charge," page 25).

         Annual Contract Fee: We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see "Annual Contract Fee," page 26).

         Administration Charge: We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see "Deductions from the Variable Account," page 25).

         Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see "Deductions from the Variable Account," page 25).


         Charge for Optional Enhanced Death Benefit Rider: If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see "Charge for Optional Enhanced Death Benefit Rider," page
27).


         Premium Taxes: If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see "Premium Taxes," page 27).


         Investment Management Fees and Fund Operating Expenses: Charges for investment management services and operating expenses are deducted daily from each portfolio of each Fund (see "Underlying Fund Annual Expenses," page 5, and the accompanying Fund prospectuses).



         We pay compensation to broker-dealers who sell the Contracts.  (See
"Distribution of Contracts," Page    ).


ARE THERE ANY OTHER CONTRACT PROVISIONS?

         For information concerning other important Contract provisions, see "Contract Rights and Privileges," page 27, and the remainder of this Prospectus.

HOW WILL THE CONTRACT BE TAXED?

         For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see "Federal Income Tax
Considerations," page 37.

WHAT IF I HAVE QUESTIONS?

         We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

         If you have questions concerning your investment strategies, please contact your registered representative.

                         SUMMARY OF CONTRACT EXPENSES


        The purpose of this Summary of Contract Expenses and Example is to assist you in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract.


TRANSACTION EXPENSES

Sales Load Imposed on Purchases.........................................................................None
Premium Taxes     ......................................................................................See below(1)
Contingent Deferred Sales Charge  (as a percentage of Net Premium Payments surrendered or withdrawn)(2)
         Number of Completed Years from Date of Premium Payment
                           0............................................................................7%
                           1............................................................................6%
                           2............................................................................5%
                           3............................................................................4%
                           4............................................................................3%
                           5............................................................................2%
                           6............................................................................1%
                           7............................................................................0%

VARIABLE ACCOUNT ANNUAL EXPENSES (DEDUCTED DAILY AS A PERCENTAGE OF VARIABLE ACCOUNT CONTRACT VALUE)


Mortality and Expense Risk Charge.......................................................................1.25%
Administration Charge...................................................................................0.15%
                                                                                                        -----
Total Basic Variable Account Annual Percentage Expenses.................................................1.40%

ANNUAL CONTRACT FEE(3).................................................................................. $30

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER(4).....................................................0.20% of Contract
                                                                                                        value at the time of
                                                                                                        deduction


(1) States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See "Premium Taxes", page 27.

(2) Each Contract Year, the Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year; in addition, New Jersey and Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see "Contingent Deferred Sales Charge", page 25).

(3) The Annual Contract Fee is assessed only upon Contracts which as of the or applicable Contract Anniversary, have a Contract Value of less than $50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.

(4) This charge, which applies to the Contract Value, is assessed only if the Owner has elected the Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider", page 36.

      UNDERLYING FUND ANNUAL EXPENSES(5) (AS A PERCENTAGE OF UNDERLYING
                           FUND AVERAGE NET ASSETS)



                                                                Management                Other         Total Mutual
                                                                     Fees,            Expenses,       Fund Expenses,
                                                             after expense        after expense        after expense
                                                             reimbursement        reimbursement        reimbursement

       Sentinel Variable Products Trust
                Common Stock Fund                                  0.00%               0.48%                    0.48%
                Mid Cap Growth Fund                                0.15%               0.56%                    0.71%
                Small Company Fund                                 0.00%               0.57%                    0.57%
                Growth Index Fund                                  0.00%               0.60%                    0.60%
                 Money Market Fund                                 0.00%               0.40%                    0.40%

       Alger American Fund
            Alger American Growth Portfolio                        0.75%               0.04%                    0.79%
            Alger American Leveraged AllCap Portfolio              0.85%               0.05%                    0.90%
            Alger American Small Capitalization                    0.85%               0.05%                    0.90%

       American Century Variable Portfolios, Inc.
            VP Value Portfolio                                     1.00%               0.00%                    1.00%
            VP Income & Growth Portfolio                           0.70%               0.00%                    0.70%

       Dreyfus Socially Responsible Growth Fund, Inc., Initial
       Shares
            Socially Responsible Growth Fund, Inc.                 0.75%               0.03%                    0.78%(a)

       Fidelity: Variable Insurance Products Fund I
            Equity Income Portfolio                                0.48%               0.07%                    0.55%
            Growth Portfolio                                       0.57%               0.07%                    0.64%
            High Income Portfolio                                  0.58%               0.10%                    0.68%
            Overseas Portfolio                                     0.72%               0.15%                    0.87%

       Fidelity: Variable Insurance Products Fund II
            Contrafund Portfolio                                   0.57%               0.06%                    0.63%
            Index 500 Portfolio                                    0.24%               0.04%                    0.28%
            Investment Grade Bond Portfolio                        0.43%               0.11%                    0.54%

       INVESCO Variable Insurance Funds, Inc.
               VIF- Dynamics Fund                                  0.75%               0.34%                    1.09%
               VIF - Health Sciences Fund                          0.75%               0.32%                    1.07%
               VIF - Technology Fund                               0.75%               0.30%                    1.02%

       J.P. Morgan Series Trust II
            International Opportunities Portfolio                  0.60%               0.60%                    1.20%
            Small Company Portfolio                                0.60%               0.55%                    1.15%


       Market Street Fund
                Bond Portfolio                                     0.40%               0.27%                    0.67%
                Balanced Portfolio                                 0.55%               0.27%                    0.82%

       Neuberger Berman Advisers Management Trust
            Partners Portfolio                                     0.52%               0.40%                    0.92%

       Strong Variable Insurance Funds, Inc.
            Mid Cap Growth Fund II                                 1.00%               0.20%                    1.20%

       Strong Opportunity Fund II                                  1.00%               0.10%                    1.10%



(a) The figures in the above Expense Table are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

(5) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Fund expenses are taken into consideration in computing each underlying Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectuses for each individual underlying Fund. They are based on expenses actually incurred in the year ended December 31, 2000, except in the case of the Market Street Fund, where estimates of expenses for 2001 are used, because of changes in that Fund's expense structure in early 2001. The information relating to the underlying Fund expenses was provided by the underlying Fund and was not independently verified by National Life. In the absence of any voluntary fee waivers or expense reimbursements, the Management Fees, Other Expenses, and Total Expenses of the Funds listed below would have been as follows:



                                                              MANAGEMENT             OTHER                TOTAL MUTUAL
                                                              FEES                   EXPENSES             FUND EXPENSES
       Sentinel Variable Products Trust:
            Common Stock Fund                                     0.47%                0.57%                1.04%
            Mid Cap Growth Fund                                   0.49%                0.56%                1.05%
            Small Company Fund                                    0.50%                0.66%                1.16%
            Growth Index Fund                                     0.30%                1.05%                1.35%
            Money Market Fund                                     0.25%                0.57%                0.82%
       Fidelity VIP Fund I: Equity Income Port.                   0.48%                0.08%                0.56%(a)
       Fidelity VIP Fund I:  Growth Portfolio                     0.57%                0.08%                0.65%(a)
       Fidelity VIP Fund I: High Income Port.                     0.58%                0.10%                0.68%
       Fidelity VIP Fund I:  Overseas Portfolio                   0.72%                0.17%                0.89%(a)
       Fidelity VIP Fund II: Contrafund Port.                     0.57%                0.09%                0.66%(a)
       Fidelity VIP Fund II-Index 500 Portfolio                   0.24%                0.09%                0.33%(b)
       Fidelity VIP Fund II: Investment Grade Bond                0.43%                0.11%                0.54%
       J.P. Morgan International Opportunities                    0.60%                1.13%                1.73%
       J.P. Morgan Small Company                                  0.60%                0.72%                1.32%
       Strong Opportunity Fund II                                 1.00%                0.20%                1.20%

      (a) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details

      (b) The fund manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

      It is anticipated that these reimbursement arrangements will continue, but there are no legal obligations to continue these arrangements for any particular period of time, except that a National Life affiliate has committed to the SEC to maintain the above expense reimbursement arrangements for Sentinel Variable Products Trust until December 31, 2002; if they are terminated the affected Fund's expenses may increase.



EXAMPLE

           The expenses of the Variable Account as well as those of the underlying Funds are reflected in the Example below. For more complete descriptions of the expenses of the Variable Account, see "Charges and Deductions", page 23. For more complete information regarding expenses paid out of the assets of the underlying Funds, see the underlying Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown below (see "Premium Taxes", page 26). Certain states impose a premium tax, currently ranging up to 3.5%. The expenses used in the Example shown below reflect the reimbursement arrangements shown above. We cannot guarantee that these reimbursement arrangements will continue.

The following charts depict the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return, and no election of the optional Enhanced Death Benefit Rider. THESE DOLLAR FIGURES ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN BELOW.


                                                   If you surrender your            If you do not surrender
                                                   Contract at the end of           your Contract at the end of
                                                   the applicable time period.      the applicable time period.

Subaccount*                                        1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.

Sentinel VPT Common Stock                              89     110     133       222     19      60     103      222
Sentinel VPT Growth Index                              90     113     139       234     20      63     109      234
Sentinel VPT Mid Cap Growth                            92     117     144       245     22      67     114      245
Sentinel VPT Money Market                              89     107     128       213     19      57      98      213
Sentinel VPT Small Company                             90     112     137       231     20      62     107      231
Alger American Growth                                  92     119     148       253     22      69     118      253
Alger American Leveraged AllCap                        93     122     153       264     23      72     123      264
Alger American Small Capitalization                    93     122     153       264     23      72     123      264
American Century VP Income & Growth                    91     116     144       244     21      66     114      244
American Century VP Value                              94     125     158       273     24      75     128      273
Dreyfus Socially Responsible Growth                    92     119     147       252     22      69     117      252
Fidelity VIP Fund-Equity Income                        90     112     136       229     20      62     106      229
Fidelity VIP Fund-Growth                               91     114     141       238     21      64     111      238
Fidelity VIP Fund-High Income                          91     116     143       242     21      66     113      242
Fidelity VIP Fund-Overseas                             93     121     152       261     23      71     122      261
Fidelity VIP Fund II-Contrafund                        91     114     140       237     21      64     110      237
Fidelity VIP Fund II-Index 500                         87     104     122       201     17      54      92      201
Fidelity VIP Fund II-Investment Grade Bond             90     111     136       228     20      61     106      228
INVESCO Dynamics                                       95     128     163       282     25      78     133      282
INVESCO Health Sciences                                95     127     162       280     25      77     132      280
INVESCO Technology                                     95     126     159       275     25      76     129      275
J.P. Morgan International Opportunities                96     131     168       293     26      81     138      293
J.P. Morgan Small Company                              96     129     166       288     26      79     136      288
Market Street Bond                                     91     115     142       241     21      65     112      241
Market Street Balanced                                 93     120     149       256     23      70     119      256
Neuberger Berman Partners                              94     123     154       266     24      73     124      266
Strong Mid Cap Growth Fund                             96     131     168       293     26      81     138      293
Strong Opportunity Fund II, Inc.                       95     128     163       283     25      78     133      283


                                                   If you annuitize your
                                                   Contract at the end of
                                                   the applicable time period.

Subaccount*                                         1 Yr.**    3 Yrs.   5 Yrs.  10 Yrs.

Sentinel VPT Common Stock                                  19       60      103      222
Sentinel VPT Growth Index                                  20       63      109      234
Sentinel VPT Mid Cap Growth                                22       67      114      245
Sentinel VPT Money Market                                  19       57       98      213
Sentinel VPT Small Company                                 20       62      107      231
Alger American Growth                                      22       69      118      253
Alger American Leveraged AllCap                            23       72      123      264
Alger American Small Capitalization                        23       72      123      264
American Century VP Income & Growth                        21       66      114      244
American Century VP Value                                  24       75      128      273
Dreyfus Socially Responsible Growth                        22       69      117      252
Fidelity VIP Fund-Equity Income                            20       62      106      229
Fidelity VIP Fund-Growth                                   21       64      111      238
Fidelity VIP Fund-High Income                              21       66      113      242
Fidelity VIP Fund-Overseas                                 23       71      122      261
Fidelity VIP Fund II-Contrafund                            21       64      110      237
Fidelity VIP Fund II-Index 500                             17       54       92      201
Fidelity VIP Fund II-Investment Grade Bond                 20       61      106      228
INVESCO Dynamics                                           25       78      133      282
INVESCO Health Sciences                                    25       77      132      280
INVESCO Technology                                         25       76      129      275
J.P. Morgan International Opportunities                    26       81      138      293
J.P. Morgan Small Company                                  26       79      136      288
Market Street Bond                                         21       65      112      241
Market Street Balanced                                     23       70      119      256
Neuberger Berman Partners                                  24       73      124      266
Strong Mid Cap Growth Fund                                 26       81      138      293
Strong Opportunity Fund II, Inc.                           25       78      133      283

*For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the number of contracts with Contract Values of less than $50,000 in the Variable Account as of December 31, 2000 times $30 divided by the total assets in the Variable Account as of December 31, 2000. This amount is 0.04% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**The Contract may not be annuitized in the first two years from the Date of Issue.

For an Owner who has elected the Enhanced Death Benefit Rider (see "Optional Enhanced Death Benefit Rider", page 36), and again assuming a $1000 investment and 5% annual return, the chart below depicts the annual expenses that would be incurred under this Contract:


                                               If you surrender your             If you do not surrender
                                               Contract at the end of            your Contract at the end of
                                               the applicable time period.       the applicable time period.

Subaccount*                                     1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.  1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.

Sentinel VPT Common Stock                           91     116     143       242     21       66     113      242
Sentinel VPT Growth Index                           92     119     148       254     22       69     118      254
Sentinel VPT Mid Cap Growth                         94     122     154       265     24       72     124      265
Sentinel VPT Money Market                           90     113     139       234     20       63     109      234
Sentinel VPT Small Company                          92     118     147       251     22       68     117      251
Alger American Growth                               94     125     158       272     24       75     128      272
Alger American Leveraged AllCap                     95     128     163       283     25       78     133      283
Alger American Small Capitalization                 95     128     163       283     25       78     133      283
American Century VP Income & Growth                 93     122     153       264     23       72     123      264
American Century VP Value                           96     131     168       293     26       81     138      293
Dreyfus Socially Responsible Growth                 94     124     157       271     24       74     127      271
Fidelity VIP Fund-Equity Income                     92     118     146       249     22       68     116      249
Fidelity VIP Fund-Growth                            93     120     150       258     23       70     120      258
Fidelity VIP Fund-High Income                       93     122     152       262     23       72     122      262
Fidelity VIP Fund-Overseas                          95     127     162       280     25       77     132      280
Fidelity VIP Fund II-Contrafund                     93     120     150       257     23       70     120      257
Fidelity VIP Fund II-Index 500                      89     110     133       222     19       60     103      222
Fidelity VIP Fund II-Investment Grade               92     117     146       248     22       67     116      248
INVESCO Dynamics                                    97     134     172       301     27       84     142      301
INVESCO Health Sciences                             97     133     171       299     27       83     141      299
INVESCO Technology                                  97     131     169       294     27       81     139      294
J.P. Morgan International Opportunities             98     137     178       311     28       87     148      311
J.P. Morgan Small Company                           98     135     175       307     28       85     145      307
Market Street Bond                                  93     121     152       261     23       71     122      261
Market Street Balanced                              95     126     159       275     25       76     129      275
Neuberger Berman Partners                           96     129     164       285     26       79     134      285
Strong Mid Cap Growth Fund                          98     137     178       311     28       87     148      311
Strong Opportunity Fund II, Inc.                    97     134     173       302     27       84     143      302

                                              If you annuitize your
                                              Contract at the end of
                                              the applicable time period.

Subaccount*                                   1 Yr.**  3 Yrs.  5 Yrs.  10 Yrs.

Sentinel VPT Common Stock                           21      66     113      242
Sentinel VPT Growth Index                           22      69     118      254
Sentinel VPT Mid Cap Growth                         24      72     124      265
Sentinel VPT Money Market                           20      63     109      234
Sentinel VPT Small Company                          22      68     117      251
Alger American Growth                               24      75     128      272
Alger American Leveraged AllCap                     25      78     133      283
Alger American Small Capitalization                 25      78     133      283
American Century VP Income & Growth                 23      72     123      264
American Century VP Value                           26      81     138      293
Dreyfus Socially Responsible Growth                 24      74     127      271
Fidelity VIP Fund-Equity Income                     22      68     116      249
Fidelity VIP Fund-Growth                            23      70     120      258
Fidelity VIP Fund-High Income                       23      72     122      262
Fidelity VIP Fund-Overseas                          25      77     132      280
Fidelity VIP Fund II-Contrafund                     23      70     120      257
Fidelity VIP Fund II-Index 500                      19      60     103      222
Fidelity VIP Fund II-Investment Grade               22      67     116      248
INVESCO Dynamics                                    27      84     142      301
INVESCO Health Sciences                             27      83     141      299
INVESCO Technology                                  27      81     139      294
J.P. Morgan International Opportunities             28      87     148      311
J.P. Morgan Small Company                           28      85     145      307
Market Street Bond                                  23      71     122      261
Market Street Balanced                              25      76     129      275
Neuberger Berman Partners                           26      79     134      285
Strong Mid Cap Growth Fund                          28      87     148      311
Strong Opportunity Fund II, Inc.                    27      84     143      302


*For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge. The per-dollar per-day charge has been calculated by taking the number of contracts with Contract Values of less than $50,000 in the Variable Account as of December 31, 2000 times $30 divided by the total assets in the Variable Account as of December 31, 2000. This amount is 0.04% per annum. The Annual Contract Fee is waived for Contracts with Contract Values of $50,000 or more.

**The Contract may not be annuitized in the first two years from the Date of Issue.

                           ACCUMULATION UNIT VALUES


         The following table sets forth, for each of the Subaccounts which began operations on June 20, 1997, the accumulation unit value at June 20, 1997, the accumulation unit values at December 31, 1997, 1998 1999 and 2000, and the number of accumulation units outstanding at December 31, 2000.



                                                     Accumul-     Accumul-     Accumul-     Accumul-     Accumul-
                                                     ation Unit   ation Unit   ation Unit   ation Unit   ation Unit
                                                     Value at     Value at     Value at     Value at     Value at
                                                     6/20/97      12/31/97     12/31/98     12/31/99     12/31/00
----------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              10.00        10.68        11.96        12.14        13.15
----------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            10.00        11.16        12.71        17.40        17.01
----------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             10.00        10.74        11.43        13.07        17.84
----------------------------------------------------------------------------------------------------------------------
Sentinel VPT Money Market Fund                              10.00        10.20        10.59        10.96        11.47
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                             10.00        10.65        15.55        20.51        17.24
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio               10.00        11.00        12.53        17.73        12.73
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income Portfolio                   10.00        10.84        11.93        12.51        13.38
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                          10.00        10.71        14.74        19.97        17.54
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio                     10.00        10.83        10.22        10.90         8.33
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio                        10.00         9.45        10.51        14.78        11.79
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio                   10.00        10.95        14.04        17.20        15.84
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Index 500 Portfolio                    10.00        10.88        13.77        16.37        14.64
----------------------------------------------------------------------------------------------------------------------
Market Street Bond                                          10.00        10.42        11.12        10.60        11.46
----------------------------------------------------------------------------------------------------------------------
Market Street Balanced                                      10.00        10.64        11.80        11.74        12.60
----------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund                                  10.00        11.26        14.29        26.76        22.48
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                            10.00        11.16        12.50        16.63        17.48
----------------------------------------------------------------------------------------------------------------------

                                                     Number of
                                                     Accumulation Units
                                                     Outstanding at
                                                     12/31/00
-------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              1,080,323.09
-------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                              816,620.11
-------------------------------------------------------------------------
Sentinel VPT Small Company Fund                               337,481.08
-------------------------------------------------------------------------
Sentinel VPT Money Market Fund                                946,420.61
-------------------------------------------------------------------------
Alger American Growth Portfolio                             1,085,900.24
-------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                 600,592.69
-------------------------------------------------------------------------
Fidelity VIP Fund-Equity Income Portfolio                     877,837.96
-------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                          1,030,524.99
-------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio                       501,300.74
-------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio                          764,738.39
-------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio                     757,511.71
-------------------------------------------------------------------------
Fidelity VIP Fund II-Index 500 Portfolio                    2,023,959.28
-------------------------------------------------------------------------
Market Street Bond                                            480,176.92
-------------------------------------------------------------------------
Market Street Balanced                                        597,642.88
-------------------------------------------------------------------------
Strong Mid Cap Growth Fund                                    594,648.07
-------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                              340,375.32
-------------------------------------------------------------------------



     The following table sets forth, for each of the Subaccounts which began operations on August 3, 1998, the accumulation unit value on August 3, 1998, the accumulation unit values on December 31, 1998, 1999 and 2000, and the number of accumulation units outstanding on December 31, 2000.

---------------------------------------------------------------------------------------------------------
                                                                                                Number of
                                                                                             Accumulation
                                      Accumulation  Accumulation  Accumulation  Accumulation        Units
                                       Unit Value     Unit Value    Unit Value   Unit Value   Outstanding
                                        at 8/3/98    at 12/31/98   at 12/31/99  at 12/31/00   at 12/31/00
---------------------------------------------------------------------------------------------------------
American Century VP Income & Growth         10.00         10.96         12.76        11.25    325,390.26
---------------------------------------------------------------------------------------------------------
American Century VP Value                   10.00         10.41         10.18        11.86    233,597.13
---------------------------------------------------------------------------------------------------------
J.P. Morgan International
Opportunities                               10.00          9.69         13.06        10.84     79,538.84
---------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company                   10.00          9.98         14.21        12.43     84,711.61
---------------------------------------------------------------------------------------------------------
Neuberger Berman Partners                   10.00         10.19         10.79        10.72     72,340.65
---------------------------------------------------------------------------------------------------------





The following table sets forth, for each of the Subaccounts which began operations on December 1, 2000, the accumulation unit value on December 1, 2000, the accumulation unit value on December 31, 2000, and the number of accumulation units outstanding on December 31, 2000.

-----------------------------------------------------------------------------------
                                                                         Number of
                                                                      Accumulation
                                           Accumulation  Accumulation        Units
                                             Unit Value   Unit Value   Outstanding
                                             at 12/1/00  at 12/31/00   at 12/31/00
-----------------------------------------------------------------------------------
Sentinel VPT Growth Index Fund                    10.00         9.45      6,231.81
-----------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         10.00        10.02      4,084.23
-----------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund,
Inc.                                              10.00        10.00        202.71
-----------------------------------------------------------------------------------
Fidelity VIP Fund II Investment Grade
Bond Portfolio                                    10.00        10.69     68,296.49
-----------------------------------------------------------------------------------
INVESCO VIF - Dynamics Fund                       10.00        10.58      6,055.31
-----------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund                10.00        10.07     19,839.77
-----------------------------------------------------------------------------------
INVESCO VIF - Technology Fund                     10.00        10.18      7,402.18
-----------------------------------------------------------------------------------


                       NATIONAL LIFE INSURANCE COMPANY,
                     THE VARIABLE ACCOUNT, AND THE FUNDS

NATIONAL LIFE INSURANCE COMPANY

         National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract's benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

         The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission.

         The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

         Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

UNDERLYING FUND OPTIONS

         You may choose from among a number of different Subaccount options. However, National Life reserves the right to limit the number of different Subaccounts, other than the Sentinel Variable Products Money Market Subaccount, used in any Contract over its entire life to 16 different Subaccounts. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

         The Variable Account purchases and redeems shares of the portfolios at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, the Variable Account does not pay portfolio dividends or portfolio distributions out to you as additional units, but instead reflects them in unit values.

         Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the portfolios.

         Not all portfolios may be available in all states or in all markets.


SENTINEL VARIABLE PRODUCTS TRUST

      The Common Stock, Mid Cap Growth, Small Company, Growth Index and Money Market Subaccounts of the Variable Account invest in shares of Sentinel Variable Products Trust, a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company. Each series of Sentinel Variable Products Trust shares represents an interest in a separate portfolio within the Trust.

      The investment objectives of Sentinel Variable Products Trust's Funds are set forth below.

         The Common Stock Fund. The Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies.

         The Mid Cap Growth Fund. The Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks.

         The Small Company Fund. The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that National Life Investment Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks.

         The Growth Index Fund. The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index.

         The Money Market Fund. The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations.

      National Life Investment Management Company, Inc. ("NLIMC") manages each of the Funds of Sentinel Variable Products Trust. NLIMC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. NLIMC is a wholly owned subsidiary of National Life.

ALGER AMERICAN FUND

      The Separate Account has three Subaccounts which invest exclusively in shares of Portfolios of the Alger American Fund. The Alger American Fund is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series of shares, each of which represents an interest in a Portfolio of the Alger American Fund.

      The investment objectives of the Portfolios of the Alger American Fund in which the Subaccounts invest are set forth below.

      Alger American Growth Portfolio. This Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

      Alger American Leveraged AllCap Portfolio. This Portfolio seeks long-term capital appreciation. It invests in the equity securities of companies of any size which demonstrate promising growth potential. This Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

      Alger American Small Capitalization Portfolio. This Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

      The Alger American Alger American Growth Portfolio, the Alger American Leveraged AllCap Portfolio and the Alger American Small Capitalization Portfolio are managed by Fred Alger Management, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      The Separate Account has one Subaccount which invests exclusively in shares of the VP Value portfolio, and one Subaccount which invests exclusively in shares of VP Income & Growth portfolio, each of which are series of American Century Variable Portfolios, Inc. American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares.

      The investment objectives of the Portfolios of American Century Variable Portfolios, Inc. in which the Subaccounts are expected to invest are set forth below.

      VP Income & Growth. To seek dividend growth, current income and capital appreciation. The Portfolio will seek to achieve its investment objective by investing in common stocks.

      VP Value. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

      The VP Value Portfolio and the VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. are managed by American Century Investment Management, Inc.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       The Variable Account has one Subaccount which invests exclusively in shares of The Dreyfus Socially Responsible Growth Fund, Inc. This Fund is registered with the SEC as a diversified open-end management investment company.

       The investment objective of The Dreyfus Socially Responsible Growth Fund, Inc. is set forth below.

       The Dreyfus Socially Responsible Growth Fund, Inc. The Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund invests primarily in the common stock of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

       The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

      The Separate Account has four Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Fund (the "VIP Fund") and three Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Fund II ("VIP Fund II"). The VIP Fund and the VIP II Fund are "series" type mutual funds registered with the SEC as diversified open-end management investment companies issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the VIP Fund or VIP Fund II.

      The Equity-Income, Growth, High Income, and Overseas Portfolios of the VIP Fund and the Contrafund, Index 500 and Investment Grade Bond Portfolios of the VIP Fund II are managed by Fidelity Management and Research Company ("FMR"). Bankers Trust Company currently serves as sub-advisor to the Index 500 Portfolio. FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and Fidelity International Investment Advisors for the Overseas Portfolio.

      The investment objectives of the Portfolios of the VIP Fund and the VIP Fund II in which the Subaccounts invest are set forth below.

      Equity-Income Portfolio. This Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Composite Index of 500

Stocks ("S&P 500"). FMR normally invests at least 65% of the Portfolio's assets in income-producing equity securities.

      Growth Portfolio. This Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential.

      High Income Portfolio. This Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the Portfolio's total assets in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The risks of investing in these high-yielding, high-risk securities is described in the attached Prospectus for the VIP Fund, which should be read carefully before investing.

      Overseas Portfolio. This Portfolio seeks long term growth of capital. FMR normally invests at least 65% of the Portfolio's total assets in foreign securities. FMR normally invests the Portfolio's assets primarily in common stocks.

      Contrafund Portfolio. This Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public.

      Index 500 Portfolio. This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Bankers Trust Company normally invests at least 80% of the Portfolio's assets in common stocks included in the S&P 500.

      Investment Grade Bond Portfolio. This Portfolio seeks as high a level of current income as is consistent with the preservation of capital. It normally invests in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

INVESCO VARIABLE INVESTMENT FUNDS, INC.

      The Variable Account has three Subaccounts which invests exclusively in shares of the following three series of INVESCO Variable Investment Funds,
Inc.:

      INVESCO VIF - Dynamics Fund
      INVESCO VIF - Health Sciences Fund
      INVESCO VIF - Technology Fund

      INVESCO Variable Investment Funds, Inc. is a mutual fund registered with the SEC as a diversified open-end management investment company issuing shares of a number of Funds.

      The investment objectives of the INVESCO Variable Investment Funds, Inc. Funds in which the Subaccounts invest are set forth below.

      INVESCO VIF - Dynamics Fund. This Fund seeks to make an investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in common stocks of mid-sized U.S.

companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase - but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

     INVESCO VIF - Health Sciences Fund. This Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

     INVESCO VIF - Technology Fund. This Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, oceanography, office and factory automation, networking, robotics, and video.

     The INVESCO VIF Dynamics Fund, Health Sciences Fund and Technology Fund are managed by INVESCO Funds Group, Inc.


J.P. MORGAN SERIES TRUST II

       The Separate Account has one Subaccount which invests exclusively in shares of the J.P. Morgan International Opportunities Portfolio, and one Subaccount which invests exclusively in shares of J.P. Morgan Small Company Portfolio, each of which are series of J.P. Morgan Series Trust II. J.P. Morgan Series Trust II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares.

      The investment objectives of the J.P. Morgan Series Trust II Portfolios in which the Subaccounts invest are set forth below.

      J.P. Morgan International Opportunities Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of foreign corporations. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.

      J.P. Morgan Small Company Portfolio. Seeks to provide a high total return from a portfolio comprised of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations of less than $1 billion. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.

      The J.P. Morgan International Opportunities Portfolio and the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II are managed by J.P. Morgan Investment Management Inc.

MARKET STREET FUND

         The Bond and Balanced Subaccounts of the Separate Account invest in shares of Market Street Fund, a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company. Each series of Market Street Fund shares represents an interest in a separate portfolio within the Fund.

         The investment objectives of the Market Street Fund's Portfolios you may choose for your Policy are set forth below.

         The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing primarily in a diversified portfolio of fixed income securities of U.S. & foreign issuers.

         The Balanced Portfolio. The Balanced Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      The Separate Account has one Subaccount which invests exclusively in shares of the Partners Portfolio, a series of Neuberger Berman Advisers Management Trust. Neuberger Berman Advisers Management Trust ("AMT") is registered with the SEC as a diversified open-end management investment company. AMT has nine separate series, which are called Portfolios. Shares of each Portfolio represent an interest in that Portfolio.

      The investment objectives of the Partners Portfolio are set forth below.

      Partners Portfolio. To seek growth of capital. This Portfolio invests mainly in common stock of mid-to large-capitalization companies. Its investment co-managers seek securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all points of the market cycle. The Portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

         The Partners Portfolio of Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Neuberger Berman, LLC is the sub-adviser.

STRONG VARIABLE INSURANCE FUNDS, INC. AND STRONG OPPORTUNITY FUND II, INC.

      The Separate Account has one Subaccount which invests exclusively in shares of the Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and one Subaccount which invests exclusively in shares of Strong Opportunity Fund II, Inc. Strong Variable Insurance Funds, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, and Strong Opportunity Fund II is a single series mutual fund also registered with the SEC as a diversified open-end management investment company.

      The investment objectives of the Strong Funds in which the Subaccounts invest are set forth below.

      Mid Cap Growth Fund II . This Portfolio seeks capital growth. It invests primarily in equity securities that the advisor believes have above-average growth prospects.

      Strong Opportunity Fund II, Inc. This Fund seeks capital appreciation through investments in a diversified portfolio of equity securities.

      The Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. are managed by Strong Capital Management, Inc.

OTHER INFORMATION

         Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts. These percentages may differ and we may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services we provide. National Life receives compensation from the adviser or distributor of the Funds in connection with administration, distribution, or other services provided with respect to the Fund and its availability through the Contract. The amount of this compensation with respect to the Contract during 2000, which is based upon the indicated percentages of assets of each Fund attributable to the Contract, is shown below:

-------------------------------------------------------------------------------------------------
                                                                        Revenues National Life
                Portfolios of the                     % of Assets        Received During 2000
-------------------------------------------------------------------------------------------------
Alger American Fund                                          0.10%            $26,118.99
-------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.                   0.20%            $ 8,991.87
-------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.               0.20%            $      0.0
-------------------------------------------------------------------------------------------------
Fidelity VIP Fund and VIP Fund II                            0.10%*           $47,688.00
-------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds, Inc.                       0.25%            $    34.82
-------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II                                  0.20%            $ 2,515.12
-------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust                   0.15%            $   989.72
-------------------------------------------------------------------------------------------------
Strong VIF and Opportunity Fund II                           0.20%            $27,884.17
-------------------------------------------------------------------------------------------------

        *0.05% with respect to the Index 500 Portfolio


These arrangements may change from time to time, and may include more Funds in the future.

         Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.

                 DETAILED DESCRIPTION OF CONTRACT PROVISIONS

         We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. please consult your Contract for its specific terms.

ISSUANCE OF A CONTRACT

         The Contract is available to Owners up to and including age 85 on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

         In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Contracts or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

         A tax-favored arrangement, including an IRA and a Roth IRA, should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

PREMIUM PAYMENTS

         The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3000.

         Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for Individual Retirement Annuities). We may accept lower Premium

Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the States of Oregon and Massachusetts, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.

         The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

         Transactions will not be processed on the following days: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, the day after Thanksgiving and Christmas Day. In addition, Premium Payments will not be allocated and transactions will not be effected to the Money Market Subaccount on Columbus Day and Veterans Day.

         Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account and/or the Fixed Account. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see "Telephone Transaction Privilege", page 32).

         The percentages of Net Premium Payments that may be allocated to any Subaccount or the Fixed Account must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt, if the application and all information necessary for processing the order are complete.

         If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

         We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments, based on your allocation percentages then in effect. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased are converted into Accumulation units.

         We reserve the right to limit the number of Variable Account Subaccounts, other than the Sentinel Variable Products Trust Money Market Subaccount, used in a single Contract over the entire life of the Contract to 16 different Subaccounts.

         The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

         We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life's affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

TRANSFERS

         You may transfer the Contract Value among the Subaccounts of the Variable Account and between the Variable Account and the Fixed Account (subject to the limitations set forth below) by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See "Telephone Transaction Privilege", page 32. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Transfers to or from the Subaccounts may be postponed under certain circumstances. See "Payments," page 31.

         We currently allow transfers to the Fixed Account of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account to 25% of the Variable Account Contract Value during any Contract Year.

         You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. Prior to the end of the calendar year, we determine the maximum percentage that may be transferred from the Fixed Account. This percentage will be at least 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account, we reserve the right to require that the value transferred remain in the Variable Account for at least one year before it may be transferred back to the Fixed Account.

         We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

         We have no current intention to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. See "Transfer Charge", page 26.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

         We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

         Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

         - The Net Investment Factor measures the daily investment performance of that Subaccount.

         - The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

         - Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

         Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (the Market Street Money Market Portfolio).

  DETERMINING THE CONTRACT VALUE

         The Contract Value is the sum of:

         1) the value of all Variable Account Accumulation Units, and

         2) amounts allocated and credited to the Fixed Account, minus any outstanding loans on the Contract and accrued interest on such loans.

         When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. Value held in the Fixed Account is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

ANNUITIZATION

         Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You select the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be the date you reach age 90 (the Annuitant's age 90 if the Owner is not a natural person); or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the cash Surrender Value on the Maturity Date, rather than annuity payments.

         If you request in writing (see "Ownership Provisions", page 23), and we approve the request, the Maturity Date may be accelerated or deferred.

         Election of Payment Options. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

         If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3
- Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

         Frequency and Amount of Annuity Payments. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

         We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

         - Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account;

         - To establish the number of Annuity Units representing each monthly annuity payment, the dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

         - The number of Annuity Units remains fixed during the annuity payment period;

         - The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

         - The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

          Once payments have begun, future payments will not reflect any changes in mortality experience.

         Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor", page 19).

         Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

ANNUITIZATION - FIXED ACCOUNT

         A Fixed Annuity is an annuity with payments which are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

         We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

         Any of the following Annuity Payment Options may be elected:

         Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

         Option 2-Payments for Life-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

         Option 3-Payments for Life with Period Certain-Guaranteed - An annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

         We may allow other Annuity Payment Options.

         Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

         Qualified Contracts (except Roth IRA's before the Owner's death) are subject to the minimum Distribution requirements set forth in the Code.

         Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. A surrender is subject to any applicable Contingent Deferred Sales Charge at the time of the surrender.

DEATH OF OWNER

         If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

         If you or a Joint Owner dies prior to attaining age 81, the Death Benefit will be equal to the greater of:

                  (a) the Contract Value, or

                  (b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and in each case minus any applicable premium tax charge to be assessed upon distribution.

         If you or a Joint Owner dies after attaining age 81, then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

         Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may, elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or

Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

         Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

         If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant's death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

         In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive at our home office in writing:

         (1) due proof of the Annuitant's or an Owner's (or Joint Owner's) death;

         (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

         (3) any form required by state insurance laws.

         If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.


GENERATION-SKIPPING TRANSFERS

         We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

         A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

         Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

         Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations", page
37). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision on page 30. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.

         The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner, and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.


                            CHARGES AND DEDUCTIONS

         All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account is not subject to the Mortality and Expense Risk Charge and the Administration Charge. We may realize a profit from any of these charges. Any such profit may be used for any purpose, including payment of distribution expenses.

         We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

     -    processing applications for and issuing the Contracts;

     - processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

     -    maintaining records;

     -    administering annuity payouts;

     - furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

     -    reconciling and depositing cash receipts;

     -    providing Contract confirmations;

     -    providing toll-free inquiry services; and

     -    furnishing telephone transaction privileges.

     The risks we assume include:

     (1) the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

     (2) the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;

     (3) the risk that more Owners than expected will qualify for and exercise waivers of the Contingent Deferred Sales Charge; and

     (4) the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

         The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

      We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

CONTINGENT DEFERRED SALES CHARGE

         We may pay a commission up to 6.5% (7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC") not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount withdrawn.

         The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

         The CDSC applies to Net Premium Payments as follows:

NUMBER OF COMPLETED     CONTINGENT DEFERRED    NUMBER OF COMPLETED       CONTINGENT DEFERRED
YEARS FROM DATE OF      SALES CHARGE           YEARS FROM DATE OF        SALES CHARGE
NET PREMIUM PAYMENT     PERCENTAGE             NET PREMIUM PAYMENT       PERCENTAGE
-------------------     --------------------   --------------------      --------------------
         0                    7%                        4                      3%
         1                    6%                        5                      2%
         2                    5%                        6                      1%
         3                    4%                        7                      0%

         In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph) you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Contract Year a CDSC-free Withdrawal is available only by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund Management Features-Systematic Withdrawals", page 32), or by making a Withdrawal which is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. You may be subject to a tax penalty if you take Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations", page 37). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

         In addition, no CDSC will be deducted:

         (1)  upon the Annuitization of Contracts,

         (2) upon payment of a death benefit pursuant to the death of the Owner, or

         (3) from any values which have been held under a Contract for at least 84 months.

         No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account and the Variable Account.

         When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

         (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

         (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

         We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

         We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

ANNUAL CONTRACT FEE

      For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30.00. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

TRANSFER CHARGE

      Currently, unlimited free transfers are permitted among the Subaccounts, and transfers between the Fixed Account and the Variable Account are permitted free of charge within the limits described on page 18. We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. We would not anticipate making a profit on any future transfer charge.

      If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.

PREMIUM TAXES

         If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER

         Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider," page 36. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including age 80 on an age-nearest-birthday basis as of the relevant Contract Anniversary. After age 80, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

OTHER CHARGES

         The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" on page 5.

         More detailed information is contained in the Funds' prospectuses which accompany this prospectus.

         We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of ours. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See "Distribution of Contracts", page 48).

                        CONTRACT RIGHTS AND PRIVILEGES

FREE LOOK

         You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

         In the case of IRA's and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

         In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

         The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

LOAN PRIVILEGE - TAX SHELTERED ANNUITIES

         Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

         If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract. In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities or other Qualified Contracts, including this Contract, exceed the lesser of:

         (a) 50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities or other Qualified Contracts (or in the case of non-ERISA Plans, $10,000 if greater); and

         (b)      $50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

         All loans will be made from the Collateral Fixed Account. When a loan is taken an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

         Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than an annual rate of 3.0%. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

         Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of :

         - the Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

         -    4%.

         The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount.

We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

         Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a "billing window" defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

         Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement, are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

         Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

         If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

         If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

         Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan.

         If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRA's, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

SURRENDER AND WITHDRAWAL

         At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. "Proper written application" means that you must request the surrender in writing and include the Contract. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

         We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see "Contingent Deferred Sales Charge", page 25), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see "Premium Taxes", page 27). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

         We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

         At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner's investment advisor. At least $3500 in Contract Value must remain after any Withdrawal.

         Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See "Contingent Deferred Sales Charge", page 25. However, see "Available Automated Fund Management Features-Systematic Withdrawals" page 33, for information on a limited means of making systematic Withdrawals in the first year free of the CDSC. Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSD.

         The Withdrawal will be taken from the Subaccounts based on your instructions at the time of the Withdrawal. If you provide specific instructions, amounts must be deducted first from the Variable Account and may only be deducted from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If specific allocation instructions are not provided, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. Any CDSC associated with a Withdrawal will be deducted from the Subaccounts and from the Fixed Account based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account. If the Withdrawal cannot be processed in accordance with your instructions, then we will not process it until we receive further instructions.

      A Surrender or a Withdrawal may have tax consequences. See "Federal Income Tax Considerations", page 37.

PAYMENTS

         We will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of such request. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

         (1) when the New York Stock Exchange ("Exchange") is closed,

         (2) when trading on the Exchange is restricted,

         (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

The rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.

         We reserve the right to delay payment of any amounts allocated to the Fixed Account which are payable as a result of a Surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

SURRENDERS AND WITHDRAWALS UNDER A TAX-SHELTERED ANNUITY CONTRACT

         Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

         (a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in
                  Section 403(b)(7) of the Code, may be executed only:

                  1. when the Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

                  2. in the case of hardship (as defined for purposes of Code Section 401 (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

         (b) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

                  1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

                  2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

                  3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

         (c) Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity.

         A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

         The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

TELEPHONE TRANSACTION PRIVILEGE

      If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or portfolio rebalancing, and in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

      We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

      (1) requiring some form of personal identification prior to acting on instructions received by telephone,

      (2) providing written confirmation of the transaction, and

      (3) making a tape recording of the instructions given by telephone.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

      We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one automated fund management feature is available under any single Contract at one time.

      Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

      If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount

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

to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

      This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

      Portfolio Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

      In Contracts utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer takes place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or twelve months after the Date of Issue and continues on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form.

      If you change the Contract's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

      Portfolio Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts which have had relatively unfavorable investment performance. Portfolio rebalancing does not guarantee a profit or protect against a loss.


         Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59 1/2. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Contract Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Contract Value to fall below $3500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.


         A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in "Contingent Deferred Sales Charge", page 25. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington

- see "Contingent Deferred Sales Charge," page 25). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

         Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

CONTRACT RIGHTS UNDER CERTAIN PLANS

      Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

                              THE FIXED ACCOUNT

      Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account are not registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Fixed Account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account in those assets we choose and allowed by applicable law.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

      The Contract Value held in the Fixed Account which is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate of 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate of 3.0% per year in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

         Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

         National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3.0% per annum or shorten the period for which the interest rate applies to less than 12 months.

        For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

ENHANCED FIXED ACCOUNT

        During special promotional periods (the "offer period"), we may make available to the Contracts a special Fixed Account Option, called the "Enhanced Fixed Account". The Enhanced Fixed Account, when available, allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account.

        During an offer period (which will be from time to time at our discretion), the Enhanced Fixed Account will be available to new and existing Contract Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time of the offer. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallife.com.

        We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

        The Enhanced Fixed Account will be part of the Fixed Account described above.

        Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

        Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

        For Contracts utilizing the Enhanced Fixed Account, National Life reserves the right to reduce the number of different Subaccounts, other than the Money Market Subaccount, that may be used by the Contract over its entire lifetime from 16 to 15. There is no charge for participating in an offer period.

        This program is not available simultaneously with Dollar Cost Averaging, Portfolio Rebalancing or Systematic Withdrawals. If you elect Systematic Withdrawals while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to your selected Subaccounts.

        During the offer period we may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

        We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required, if they are received after the end of the offer period, or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%.

        This program will not be available in the State of Washington.


                    OPTIONAL ENHANCED DEATH BENEFIT RIDER


         You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the first of Joint Owners, or the Annuitant if the Owner is not a natural person) die prior to reaching age 81 (on an age nearest birthday basis) and prior to annuitization. The Enhanced Death Benefit will equal the highest of:


         (a) Contract Value;

         (b) the total of all Net Premium Payments, less all Withdrawals (including any CDSC deducted in connection with such Withdrawals) and less any outstanding loan and accrued interest, and

         (c) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

         We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see "Premium Taxes, page
27).

         If you (or the first of Joint Owners, or the Annuitant if the Owner is not a natural person) die at age 81 or later, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

         The Enhanced Death Benefit Rider is available at issue if you are age 75 or younger. It is available after issue if you are age 75 or younger only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.

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

         The annual charge for this Rider is 0.20% of Contract Value. After you reach ago 80, on an age nearest birthday basis, we discontinue the charge. See "Charge for Optional Enhanced Death Benefit Rider", page 27.


         It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.


         We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See "Death of Owner", page 22.


                      FEDERAL INCOME TAX CONSIDERATIONS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

         If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

         Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Contracts owned by natural persons.

         Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

         Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

         --       made on or after the taxpayer reaches age 59 1/2

         --       made on or after the death of an Owner;

         --       attributable to the taxpayer's becoming disabled; or

         -- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

         Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


         Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.


         Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


         Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS

         The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


         Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or the amount of compensation includable in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.



         SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,500 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

         Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
(3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


         Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


         Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.


         "Eligible rollover distributions" from section 401(a) plans, Section 403(a) annuities and Section 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form or hardship distribution.

The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

         We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


                              GENDER NEUTRALITY

         In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

         The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.


                                VOTING RIGHTS

         Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

         In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

         The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner's interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

         We determine the number of shares which a person has the right to vote on a date we choose not more than 90 days prior to the meeting of the Fund. We solicit voting instructions by written communication at least 21 days prior to such meeting.

         We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account.

         Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

                         CHANGES TO VARIABLE ACCOUNT


         We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this Prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.


                                 ADVERTISING
YIELD

         A "yield" and "effective yield" may be advertised for the Market Street Money Market Portfolio Subaccount. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Subaccount's units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

PERFORMANCE

         We may also from time to time advertise the performance of the Subaccounts of the Variable Account relative to the performance of other variable annuity subaccounts or funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Subaccounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Market Comparisons. The Subaccounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Funds against all funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

         Rating Services. We are also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Contracts. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

         Historical Performance. We may from time to time advertise several types of historical performance for the Subaccounts of the Variable Account. We may advertise for the Subaccounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "adjusted historic average annual total return."

         Standardized Average Annual Total Return. Standardized Average Annual Total Return will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the Subaccount has been in existence, if the Subaccount has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.


         The charts below show Standardized Average Annual Total Return for the Subaccounts for the indicated periods. For the purposes of calculating Standardized Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, the applicable CDSC, the optional Enhanced Death Benefit Rider charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2000 at their Contract Values on December 31, 2000, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2000. . The charge works out to 0.04% per annum.



         Based on the method of calculation described above, and assuming the optional Enhanced Death benefit Rider is not elected, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 2000 were:



Standardized Average Annual Total Return
(Assumes the Enhanced Death Benefit Rider Is Not Elected)

                                              1 Year to    5 Years to  10 Years to  Life of Subaccount  Date Subaccount
                                               12/31/00     12/31/00    12/31/00        to 12/31/00        Effective
-------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock(1)                         1.23%         N/A         N/A               7.77%            7/2/97
Sentinel VPT Growth Index                              N/A         N/A         N/A             -12.47%           12/1/00
Sentinel VPT Mid Cap Growth(2)                      -9.29%         N/A         N/A              15.90%            7/2/97
Sentinel VPT Money Market(3)                        -2.39%         N/A         N/A               2.90%            7/2/97
Sentinel VPT Small Company(4)                       29.49%         N/A         N/A              17.32%            7/2/97
Alger American Growth                              -22.99%         N/A         N/A              16.31%            7/2/97
Alger American Leveraged AllCap                        N/A         N/A         N/A              -6.83%           12/1/00
Alger American Small Capitalization                -35.23%         N/A         N/A               6.09%            7/2/97
American Century VP Income & Growth                  9.47%         N/A         N/A               4.94%            8/3/98
American Century VP Value                          -18.88%         N/A         N/A               2.70%            8/3/98
Dreyfus Socially Responsible Growth Fund               N/A         N/A         N/A              -6.99%           12/1/00
Fidelity VIP Fund - Equity Income                   -0.12%         N/A         N/A               7.96%            7/2/97
Fidelity VIP Fund - Growth                         -19.24%         N/A         N/A              16.78%            7/2/97
Fidelity VIP Fund - High Income                    -30.58%         N/A         N/A              -6.39%            7/2/97
Fidelity VIP Fund - Overseas                       -27.26%         N/A         N/A               3.96%            7/2/97
Fidelity VIP Fund II - Contrafund                  -14.95%         N/A         N/A              13.45%            7/2/97
Fidelity VIP Fund II - Index 500                   -17.59%         N/A         N/A              10.83%            7/2/97
Fidelity VIP Fund II - Investment Grade Bond           N/A         N/A         N/A              -3.62%          11/30/00
INVESCO VIF Dynamics                                   N/A         N/A         N/A              -0.07%           12/1/00
INVESCO VIF Health Sciences                            N/A         N/A         N/A              -1.23%           12/1/00
INVESCO VIF Technology                                 N/A         N/A         N/A              -6.30%           12/1/00
J.P. Morgan International Opportunities            -24.03%         N/A         N/A               0.57%            8/3/98
J.P. Morgan Small Company                          -19.58%         N/A         N/A               6.78%            8/3/98
Market Street Bond                                   1.03%         N/A         N/A               3.44%            7/2/97
Market Street Balanced                               0.21%         N/A         N/A               6.27%            7/2/97
Neuberger Berman AMT Partners                       -7.73%         N/A         N/A               0.55%            8/3/98
Strong Mid Cap Growth Fund                         -23.05%         N/A         N/A              25.58%            7/2/97
Strong Opportunity Fund II, Inc.                    -1.92%         N/A         N/A              16.71%            7/2/97



(1) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Growth Portfolio.



(2) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Sentinel Growth Portfolio.



(3) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Money Market Portfolio.



(4) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Aggressive Growth Portfolio.

         The chart below shows Average Annual Total Returns calculated on the same basis as the Standardized Average Annual Total Returns shown above, but assume that the optional Enhanced Death Benefit Rider is elected.



Nonstandardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Elected)

                                                                         10 Years
                                               1 Year to    5 Years to       to     Life of Subaccount   Date Subaccount
                                                12/31/00     12/31/00     12/31/00      to 12/31/00         Effective
--------------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock                            1.01%           N/A        N/A               7.55%            7/2/97
Sentinel VPT Growth Index                              N/A           N/A        N/A             -12.49%           12/1/00
Sentinel VPT Mid Cap Growth                         -9.49%           N/A        N/A              15.66%            7/2/97
Sentinel VPT Money Market                           -2.60%           N/A        N/A               2.69%            7/2/97
Sentinel VPT Small Company                          29.22%           N/A        N/A              17.09%            7/2/97
Alger American Growth                              -23.16%           N/A        N/A              16.08%            7/2/97
Alger American Leveraged AllCap                        N/A           N/A        N/A              -6.85%           12/1/00
Alger American Small Capitalization                -35.38%           N/A        N/A               5.87%            7/2/97
American Century VP Income & Growth                  9.24%           N/A        N/A               4.72%            8/3/98
American Century VP Value                          -19.06%           N/A        N/A               2.48%            8/3/98
Dreyfus Socially Responsible Growth Fund               N/A           N/A        N/A              -7.00%           12/1/00
Fidelity VIP Fund - Equity Income                   -0.33%           N/A        N/A               7.74%            7/2/97
Fidelity VIP Fund - Growth                         -19.42%           N/A        N/A              16.55%            7/2/97
Fidelity VIP Fund - High Income                    -30.73%           N/A        N/A              -6.59%            7/2/97
Fidelity VIP Fund - Overseas                       -27.42%           N/A        N/A               3.74%            7/2/97
Fidelity VIP Fund II - Contrafund                  -15.13%           N/A        N/A              13.22%            7/2/97
Fidelity VIP Fund II - Index 500                   -17.77%           N/A        N/A              10.60%            7/2/97
Fidelity VIP Fund II - Investment Grade Bond           N/A           N/A        N/A              -3.63%          11/30/00
INVESCO VIF Dynamics                                   N/A           N/A        N/A              -0.08%           12/1/00
INVESCO VIF Health Sciences                            N/A           N/A        N/A              -1.25%           12/1/00
INVESCO VIF Technology                                 N/A           N/A        N/A              -6.31%           12/1/00
J.P. Morgan International Opportunities            -24.20%           N/A        N/A               0.36%            8/3/98
J.P. Morgan Small Company                          -19.76%           N/A        N/A               6.55%            8/3/98
Market Street Bond                                   0.81%           N/A        N/A               3.23%            7/2/97
Market Street Balanced                               0.00%           N/A        N/A               6.05%            7/2/97
Neuberger Berman AMT Partners                       -7.93%           N/A        N/A               0.34%            8/3/98
Strong Mid Cap Growth Fund                         -23.22%           N/A        N/A              25.33%            7/2/97
Strong Opportunity Fund II, Inc.                    -2.12%           N/A        N/A              16.48%            7/2/97



(1) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Growth Portfolio.



(2) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Sentinel Growth Portfolio.



(3) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Money Market Portfolio.



(4) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Aggressive Growth Portfolio.





         Nonstandardized Adjusted Historic Average Annual Total Return. In addition, historic performance data may be presented for the Funds since their inception, reduced by the applicable fees and charges under the Contracts. Such adjusted historic Fund performance includes data that precedes the inception date of the Subaccounts. This data is designed to show performance that would have resulted if the Contract had been in existence during that time. Adjusted historic Fund performance data will be shown only if standard performance data for the Subaccounts is also shown.

         The charts below show nonstandardized adjusted historic average annual total returns for the Funds for the indicated periods. For the purposes of calculating nonstandardized Adjusted Historic Fund Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, and (if so indicated) the applicable CDSC and/or the optional Enhanced Death Benefit Rider Charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2000 at their Contract Values on December 31, 2000, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2000. The charge works out to 0.04% per annum.



         Based on the method of calculation described above, the nonstandardized Adjusted Historic Average Annual Total Returns for the Funds for the periods ending December 31, 2000 were:



Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and the Contingent Deferred Sales Charge Is Not Deducted)

                                                                                            Life of
                                                        1 Year to  5 Years to 10 Years to    Fund      Date Fund
                                                        12/31/00    12/31/00   12/31/00   to 12/31/00  Effective
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock                                      N/A        N/A         N/A       4.88%    11/30/00
Sentinel VPT Growth Index                                      N/A        N/A         N/A      -5.47%    11/30/00
Sentinel VPT Mid Cap Growth                                    N/A        N/A         N/A       1.29%    11/30/00
Sentinel VPT Money Market                                      N/A        N/A         N/A       0.39%    11/30/00
Sentinel VPT Small Company                                     N/A        N/A         N/A       7.28%    11/30/00
Alger American Growth                                      -15.99%     17.51%      18.76%      17.66%      1/9/89
Alger American Leveraged AllCap                            -25.93%     21.42%         N/A      29.05%     1/25/95
Alger American Small Capitalization                        -28.23%      5.44%      11.96%      14.33%     9/21/88
American Century VP Income & Growth                         16.47%        N/A         N/A      10.97%      5/1/96
American Century VP Value                                  -11.88%        N/A         N/A      10.66%    10/30/97
Dreyfus Socially Responsible Growth Fund                   -12.32%     16.77%         N/A      16.85%     10/7/93
Fidelity VIP Fund - Equity Income                            6.88%     11.90%      15.69%      11.79%     10/9/86
Fidelity VIP Fund - Growth                                 -12.24%     17.62%      18.34%      14.74%     10/9/86
Fidelity VIP Fund - High Income                            -23.58%      0.04%       8.31%       6.79%     9/19/85
Fidelity VIP Fund - Overseas                               -20.26%      8.86%       7.72%       6.88%     1/28/87
Fidelity VIP Fund II - Contrafund                           -7.95%     16.14%         N/A      19.52%      1/3/95
Fidelity VIP Fund II - Index 500                           -10.59%     16.31%         N/A      15.30%     8/27/92
Fidelity VIP Fund II - Investment Grade Bond                 9.65%      4.64%       6.15%       6.19%     12/5/88
INVESCO VIF Dynamics                                        -4.94%        N/A         N/A      18.49%     8/25/97
INVESCO VIF Health Sciences                                 28.70%        N/A         N/A      22.01%     5/22/97
INVESCO VIF Technology                                     -24.55%        N/A         N/A      31.88%     5/21/97
J.P. Morgan International Opportunities                    -17.03%      5.99%         N/A       6.78%      1/3/95
J.P. Morgan Small Company                                  -12.58%     10.93%         N/A      14.07%      1/3/95
Market Street Bond                                           8.03%      3.47%       5.26%       6.49%     2/24/84
Market Street Balanced                                       7.21%      9.11%      10.23%       7.97%    12/12/85
Neuberger Berman AMT Partners                               -0.73%     12.27%         N/A      13.21%     3/22/94
Strong Mid Cap Growth Fund                                 -16.05%        N/A         N/A      26.37%    12/31/96
Strong Opportunity Fund II, Inc.                             5.08%     17.65%         N/A      17.57%      5/8/92

Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and the Contingent Deferred Sales Charge Is Deducted)

                                                                                            Life of
                                                        1 Year to  5 Years to 10 Years to    Fund      Date Fund
                                                        12/31/00    12/31/00   12/31/00   to 12/31/00  Effective
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock                                      N/A        N/A         N/A      -2.12%    11/30/00
Sentinel VPT Growth Index                                      N/A        N/A         N/A     -12.47%    11/30/00
Sentinel VPT Mid Cap Growth                                    N/A        N/A         N/A      -5.71%    11/30/00
Sentinel VPT Money Market                                      N/A        N/A         N/A      -6.61%    11/30/00
Sentinel VPT Small Company                                     N/A        N/A         N/A       0.28%    11/30/00
Alger American Growth                                      -22.99%     17.19%      18.76%      17.66%      1/9/89
Alger American Leveraged AllCap                            -32.93%     21.14%         N/A      28.95%     1/25/95
Alger American Small Capitalization                        -35.23%      4.95%      11.96%      14.33%     9/21/88
American Century VP Income & Growth                          9.47%        N/A         N/A      10.53%      5/1/96
American Century VP Value                                  -18.88%        N/A         N/A       9.64%    10/30/97
Dreyfus Socially Responsible Growth Fund                   -19.32%     16.45%         N/A      16.85%     10/7/93
Fidelity VIP Fund - Equity Income                           -0.12%     11.51%      15.69%      11.79%     10/9/86
Fidelity VIP Fund - Growth                                 -19.24%     17.30%      18.34%      14.74%     10/9/86
Fidelity VIP Fund - High Income                            -30.58%     -0.56%       8.31%       6.79%     9/19/85
Fidelity VIP Fund - Overseas                               -27.26%      8.43%       7.72%       6.88%     1/28/87
Fidelity VIP Fund II - Contrafund                          -14.95%     15.81%         N/A      19.38%      1/3/95
Fidelity VIP Fund II - Index 500                           -17.59%     15.98%         N/A      15.30%     8/27/92
Fidelity VIP Fund II - Investment Grade Bond                 2.65%      4.14%       6.15%       6.19%     12/5/88
INVESCO VIF Dynamics                                       -11.94%        N/A         N/A      17.68%     8/25/97
INVESCO VIF Health Sciences                                 21.70%        N/A         N/A      21.35%     5/22/97
INVESCO VIF Technology                                     -31.55%        N/A         N/A      31.34%     5/21/97
J.P. Morgan International Opportunities                    -24.03%      5.51%         N/A       6.54%      1/3/95
J.P. Morgan Small Company                                  -19.58%     10.53%         N/A      13.90%      1/3/95
Market Street Bond                                           1.03%      2.94%       5.26%       6.49%     2/24/84
Market Street Balanced                                       0.21%      8.69%      10.23%       7.97%    12/12/85
Neuberger Berman AMT Partners                               -7.73%     11.89%         N/A      13.14%     3/22/94
Strong Mid Cap Growth Fund                                 -23.05%        N/A         N/A      26.00%    12/31/96
Strong Opportunity Fund II, Inc.                            -1.92%     17.33%         N/A      17.57%      5/8/92




Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and the Contingent Deferred Sales Charge Is Not Deducted)

                                                                                            Life of
                                                        1 Year to  5 Years to 10 Years to    Fund      Date Fund
                                                        12/31/00    12/31/00   12/31/00   to 12/31/00  Effective
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock                                      N/A        N/A         N/A       4.86%    11/30/00
Sentinel VPT Growth Index                                      N/A        N/A         N/A      -5.49%    11/30/00
Sentinel VPT Mid Cap Growth                                    N/A        N/A         N/A       1.27%    11/30/00
Sentinel VPT Money Market                                      N/A        N/A         N/A       0.37%    11/30/00
Sentinel VPT Small Company                                     N/A        N/A         N/A       7.26%    11/30/00
Alger American Growth                                      -16.16%     17.27%      18.52%      17.43%      1/9/89
Alger American Leveraged AllCap                            -26.08%     21.18%         N/A      28.80%     1/25/95
Alger American Small Capitalization                        -28.38%      5.23%      11.74%      14.11%     9/21/88
American Century VP Income & Growth                         16.24%        N/A         N/A      10.75%      5/1/96
American Century VP Value                                  -12.06%        N/A         N/A      10.44%    10/30/97
Dreyfus Socially Responsible Growth Fund                   -12.49%     16.54%         N/A      16.62%     10/7/93
Fidelity VIP Fund - Equity Income                            6.67%     11.68%      15.46%      11.57%     10/9/86

Fidelity VIP Fund - Growth                                 -12.42%     17.39%      18.11%      14.51%     10/9/86
Fidelity VIP Fund - High Income                            -23.73%     -0.16%       8.09%       6.58%     9/19/85
Fidelity VIP Fund - Overseas                               -20.42%      8.65%       7.50%       6.67%     1/28/87
Fidelity VIP Fund II - Contrafund                           -8.13%     15.91%         N/A      19.29%      1/3/95
Fidelity VIP Fund II - Index 500                           -10.77%     16.08%         N/A      15.08%     8/27/92
Fidelity VIP Fund II - Investment Grade Bond                 9.43%      4.44%       5.94%       5.98%     12/5/88
INVESCO VIF Dynamics                                        -5.14%        N/A         N/A      18.26%     8/25/97
INVESCO VIF Health Sciences                                 28.45%        N/A         N/A      21.77%     5/22/97
INVESCO VIF Technology                                     -24.70%        N/A         N/A      31.62%     5/21/97
J.P. Morgan International Opportunities                    -17.20%      5.78%         N/A       6.57%      1/3/95
J.P. Morgan Small Company                                  -12.76%     10.71%         N/A      13.85%      1/3/95
Market Street Bond                                           7.81%      3.26%       5.05%       6.28%     2/24/84
Market Street Balanced                                       7.00%      8.90%      10.01%       7.76%    12/12/85
Neuberger Berman AMT Partners                               -0.92%     12.05%         N/A      12.99%     3/22/94
Strong Mid Cap Growth Fund                                 -16.22%        N/A         N/A      26.12%    12/31/96
Strong Opportunity Fund II, Inc.                             4.88%     17.41%         N/A      17.34%      5/8/92

Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and the Contingent Deferred Sales Charge Is Deducted)

                                                                                            Life of
                                                        1 Year to  5 Years to 10 Years to    Fund      Date Fund
                                                        12/31/00    12/31/00   12/31/00   to 12/31/00  Effective
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock                                      N/A        N/A         N/A      -2.14%    11/30/00
Sentinel VPT Growth Index                                      N/A        N/A         N/A     -12.49%    11/30/00
Sentinel VPT Mid Cap Growth                                    N/A        N/A         N/A      -5.73%    11/30/00
Sentinel VPT Money Market                                      N/A        N/A         N/A      -6.63%    11/30/00
Sentinel VPT Small Company                                     N/A        N/A         N/A       0.26%    11/30/00
Alger American Growth                                      -23.16%     16.95%      18.52%      17.43%      1/9/89
Alger American Leveraged AllCap                            -33.08%     20.90%         N/A      28.70%     1/25/95
Alger American Small Capitalization                        -35.38%      4.73%      11.74%      14.11%     9/21/88
American Century VP Income & Growth                          9.24%        N/A         N/A      10.31%      5/1/96
American Century VP Value                                  -19.06%        N/A         N/A       9.41%    10/30/97
Dreyfus Socially Responsible Growth Fund                   -19.49%     16.22%         N/A      16.62%     10/7/93
Fidelity VIP Fund - Equity Income                           -0.33%     11.29%      15.46%      11.57%     10/9/86
Fidelity VIP Fund - Growth                                 -19.42%     17.07%      18.11%      14.51%     10/9/86
Fidelity VIP Fund - High Income                            -30.73%     -0.77%       8.09%       6.58%     9/19/85
Fidelity VIP Fund - Overseas                               -27.42%      8.21%       7.50%       6.67%     1/28/87
Fidelity VIP Fund II - Contrafund                          -15.13%     15.58%         N/A      19.15%      1/3/95
Fidelity VIP Fund II - Index 500                           -17.77%     15.75%         N/A      15.08%     8/27/92
Fidelity VIP Fund II - Investment Grade Bond                 2.43%      3.93%       5.94%       5.98%     12/5/88
INVESCO VIF Dynamics                                       -12.14%        N/A         N/A      17.44%     8/25/97
INVESCO VIF Health Sciences                                 21.45%        N/A         N/A      21.10%     5/22/97
INVESCO VIF Technology                                     -31.70%        N/A         N/A      31.08%     5/21/97
J.P. Morgan International Opportunities                    -24.20%      5.30%         N/A       6.33%      1/3/95
J.P. Morgan Small Company                                  -19.76%     10.31%         N/A      13.67%      1/3/95
Market Street Bond                                           0.81%      2.73%       5.05%       6.28%     2/24/84
Market Street Balanced                                       0.00%      8.47%      10.01%       7.76%    12/12/85
Neuberger Berman AMT Partners                               -7.93%     11.67%         N/A      12.92%     3/22/94
Strong Mid Cap Growth Fund                                 -23.22%        N/A         N/A      25.75%    12/31/96
Strong Opportunity Fund II, Inc.                            -2.12%     17.10%         N/A      17.34%      5/8/92

         All performance information and comparative material advertised by National Life is historical in nature and is not intended to represent or guarantee future results. An Owner's Contract Value at redemption may be more or less than original cost.

                        DISTRIBUTION OF THE CONTRACTS


         The principal underwriter for the contracts is ESI, which is an SEC-registered broker-dealer firm and is a member of the National Association of Securities Dealers, Inc. More information about ESI and its registered persons available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASDR Regulation describing its Public Disclosure Program. ESI is a wholly-owned subsidiary of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. The maximum commission payable for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commission may vary. These promotional periods will be determined by National Life and the maximum commission paid during these periods will not exceed 7.0%. We will pay the commissions, at the election of the registered representative, either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. Registered representatives may also be eligible for bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

                 INSURANCE MARKETPLACE STANDARDS ASSOCIATION

         National Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

                             FINANCIAL STATEMENTS


        National Life's financial statements as of and for the years ended December 31, 2000 and 1999, which are included in the Statement of Additional Information, should be considered only as bearing on National Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



                            STATEMENTS AND REPORTS

         National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner's Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.


                               OWNER INQUIRIES

         Owner inquiries may be directed to National Life Insurance Company by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-537-7003.


                              LEGAL PROCEEDINGS

                  The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Variable Account. ESI is not engaged in any litigation of any material nature.

                                    GLOSSARY

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

CASH SURRENDER VALUE - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

CHOSEN HUMAN BEING - An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

CODE - The Internal Revenue Code of 1986, as amended.

COLLATERAL FIXED ACCOUNT - The portion of the Fixed Account which holds value that secures a loan on the Contract.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT VALUE - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, and minus any outstanding loan and accrued interest on such loans.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

DISTRIBUTION - Any payment of part or all of the Contract Value.

FIXED ACCOUNT - The Fixed Account is made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

FUND - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

INDIVIDUAL RETIREMENT ANNUITY (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INVESTMENT COMPANY ACT - The Investment Company Act of 1940, as amended from time to time.

JOINT OWNERS - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

MATURITY DATE - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life's approval.

MONTHLY CONTRACT DATE - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's) or 403(b) (Tax-Sheltered Annuities) of the Code.

OWNER ("YOU") - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

PAYEE - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

PREMIUM PAYMENT - A deposit of new value into the Contract. The term "Premium Payment" does not include transfers between the Variable Account and Fixed Account or among the Subaccounts.

NET PREMIUM PAYMENTS - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

QUALIFIED CONTRACT - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

SUBACCOUNTS - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

TAX-SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

VALUATION DAY - Each day the New York Stock Exchange is open for business other than the day after Thanksgiving and any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day.

VALUATION PERIOD - The time between two successive Valuation Days.

VARIABLE ACCOUNT -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

VARIABLE ANNUITY - An annuity the accumulated value of which varies with the investment experience of a separate account.

WITHDRAWAL - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


National Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Additional Contract Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Misstatement of Age or Sex . . . . . . . . . . . . . . . . . . . . . . . .  3
         Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Calculation of Yields and Total Returns . . . . . . . . . . . . . . . . . . . . . .  3
         Money Market Subaccount Yields . . . . . . . . . . . . . . . . . . . . . .  4
         Other Subaccount . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
         Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
         Other Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
         Effect of the Annual Contract Fee on Performance Data  . . . . . . . . . .  8
Tax Status of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
Distribution of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Safekeeping of Account Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
State Regulation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Records and Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Financial Statements: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1
    National Life Holding Company
    National Life Insurance Company
    National Variable Annuity Account II:

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

PART B

ITEM OF FORM N-4                     PART B CAPTION

15. Cover Page ......................Cover Page

16. Table of Contents ...............Table of Contents

17. General Information and
     History ........................NATIONAL LIFE INSURANCE
                                     COMPANY

18. Services

     (a)  Fees and Expenses of
          Registrant ................Charges and Deductions
                                     (prospectus)
     (b)  Management Contracts ......N/A
     (c)  Custodian .................Safekeeping of Account
                                     Assets
          Independent Public
          Accountant ................Experts
     (d)  Assets of Registrant ......The Variable Account
                                     (prospectus)
     (e)  Affiliated Persons ........N/A
     (f)  Principal Underwriter .....Distribution of the
                                     Contracts

19. Purchase of Securities
     Being Offered ..................Distribution of the
                                     Contracts
     Offering Sales Load ............N/A

20. Underwriters ....................Distribution of the
                                     Contracts

21. Calculation of Performance
    Data ............................Calculation of Yields and
                                     Total Returns

22. Annuity Payments ................Annuity Payment Options
                                     (prospectus)

23. Financial Statements ............Financial Statements

PART C -- OTHER INFORMATION

ITEM OF FORM N-4                     PART C CAPTION

24. Financial Statements
     and Exhibits ...................Financial Statements and
                                     Exhibits

    (a)  Financial Statements .......(a)  Financial Statements
    (b)  Exhibits ...................(b)  Exhibits


25. Directors and Officers
    of the Depositor ................Directors and Officers of
                                     the Depositor

26. Persons Controlled By or
     Under Common Control with the
     Depositor or Registrant ........Persons Controlled By or
                                     Under Common Control with
                                     the Depositor or
                                     Registrant

27. Number of Contractowners ........Number of Contract Owners

28. Indemnification .................Indemnification

29. Principal Underwriters ..........Principal Underwriter

30. Location of Accounts
    and Records .....................Location of Books and
                                     Records

31. Management Services .............Management Services

32. Undertakings ....................Undertakings and
                                     Representations

    Signature Page ..................Signatures

                         NATIONAL LIFE INSURANCE COMPANY





                       STATEMENT OF ADDITIONAL INFORMATION



                      NATIONAL VARIABLE ANNUITY ACCOUNT II



                 THE SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT



                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               National Life Drive
                            Montpelier, Vermont 05604





           This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Sentinel Advantage Variable Annuity Contract ("Contract") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2001 by calling 1-800-537-7003, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC's website at http://www.sec.gov. Definitions of terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.



                   This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract.




                                  May 1, 2001

                               TABLE OF CONTENTS


National Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Additional Contract Provisions  . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         The Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Misstatement of Age or Sex . . . . . . . . . . . . . . . . . . . . . . . .  3
         Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
         Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
Calculation of Yields and Total Returns . . . . . . . . . . . . . . . . . . . . . .  3
         Money Market Subaccount Yields . . . . . . . . . . . . . . . . . . . . . .  4
         Other Subaccount . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
         Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
         Other Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
         Effect of the Annual Contract Fee on Performance Data  . . . . . . . . . .  8
Tax Status of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
Distribution of the Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Safekeeping of Account Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
State Regulation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Records and Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Financial Statements: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1
    National Life Holding Company
    National Life Insurance Company
    National Variable Annuity Account II:

                         NATIONAL LIFE INSURANCE COMPANY

         National Life Insurance Company ("National Life") has operated as a mutual life insurance company since 1848 under a charter granted by the State of Vermont, and has done business continuously as "National Life Insurance Company."


                         ADDITIONAL CONTRACT PROVISIONS

The Contract

         The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

         If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.


Dividends

      The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

         Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

         Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income.

entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.




                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, National Life may disclose yields, total returns, and other performance data pertaining to the Contracts or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

         Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Money Market Subaccount


         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities.



         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical pre-existing account having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing the base period return on a 365-day basis, simple interest. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, the $30 Annual Contract Fee is converted to a per dollar per day charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:


         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-existing account having an initial balance of one Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven-day period.

         UV =          The unit value at the beginning of the seven-day period.

         The effective yield of the Money Market Subaccount determined on a compound basis for the same seven-day period may also be quoted.

         The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                               365/7
         Effective Yield = (1 + (NCS - ES)/UV))      - 1

         Where:

         NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-existing account having an initial balance of one Subaccount unit.

         ES = per unit expenses attributable to the hypothetical account for the seven day period.

         UV =          The unit value at the beginning of the seven-day period.


         Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.



         The current yield for the Money Market Subaccount as of December 31, 2000 was 5.04% the effective yield for that Subaccount as of the same date was 5.16%. These yields were calculated based on the performance of the Money Market Portfolio for the seven day period ended December 31, 2000, and the assumption that the Money Market Subaccount was in existence for this period with the level of Contract charges that was in effect at the inception of the Money Market Subaccount.



         The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.


Other Subaccounts

         From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day (or one-month period) is assumed to be generated each period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income earned during the period by the Portfolio company attributable to shares owned by the Subaccount less Subaccount expenses for the period; by (2) the maximum offering price per Subaccount unit on the last day of the period times the daily average daily number of Subaccount units outstanding for the period; and
3) compounding that yield for a six-month period; and then 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Contract Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating theyield, the $30 Annual Contract fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The yieldis calculated according to the following formula:

                                              6
         Yield = 2 x (((NI - ES)/(U x UV) + 1) -1)

         Where:

         NI = net investment income earned during the period by the Portfolio company attributable to the shares owned by the Subaccount.

         ES =    expenses of the Subaccount for the period.

         U = the average daily number of Subaccount units outstanding during the period.

         UV = the maximum offering price per Subaccount unit on the last day of the period. This is equivalent to the unit value at the close of the last day in the period.

         Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Portfolio.

         The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD OF ANY GIVEN PAST PERIOD
IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN.
The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

         Yield calculations do not take into account the Surrender Charge on amounts surrendered or withdrawn under the Contract. The Surrender Charge ranges from 1% to 7% of premiums paid during the seven years prior to the surrender or withdrawal, including the year in which the surrender is made. A Surrender Charge will not be imposed on Withdrawals in any Contract Year on an amount up to 15% of the Contract Value as of the most recent Contract Anniversary. However, if a Contract is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.

Total Returns

         From time to time, sales literature or advertisements may also quote total returns for periods after or prior to the date the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Contracts will be calculated based on the performance of the Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods with the level of Contract charges that were in effect at the inception of the Subaccounts.

         A.      Standardized Average Annual Total Returns.

         Standardized average annual total returns represent the average annual compounded rates of return that would equate a hypothetical initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the measuring period. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

         Standardized average annual total returns are calculated using Subaccount unit values which we calculate on each Valuation Day based on the performance of the Subaccount's underlying Portfolio and deductions for the Mortality and Expense Risk Chargeand the Administration Charge. For purpose of calculating average annual total returns, the $30 Annual Contract Fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standardized average annual total returns will therefore reflect a deduction of the CDSC for any period less than seven years. The standardized average annual total return is calculated according to the following formula:


                      1/N
           TR=(ERV/P)   -1


         Where:

         TR =        the average annual total return net of recurring
                     Subaccount charges.

         ERV= the ending redeemable value (net of any applicable surrender charge) of the hypothetical investment at the end of the period.

         P =         a hypothetical initial payment of $1,000.

         N =         the number of years in the period.

         Standardized average annual total returns are reported only for periods during which a given Subaccount was available in the Contract.

         Standardized average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.

         Standardized average annual total returns as of December 31, 2000 are shown in the prospectus.


         B.      Other Total Returns

         Nonstandardized Average Annual Total Return. From time to time, sales literature or advertisements may also quote nonstandardized average annual total returns for the Subaccounts that do not reflect the CDSC. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.


Nonstandardized average annual total returns as of December 31, 2000 are shown in the prospectus.


         Cumulative Subaccount Total Return. National Life may disclose cumulative total returns in conjunction with the standard formats described above. The Cumulative total returns will be calculated using the following formula:

         CTR =       (ERV/P) - 1

Where:

         CTR = The Cumulative Total Return net of recurring Subaccount charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P =         A hypothetical initial payment of $1,000.

         Adjusted Historic Average Annual Total Return. Sales literature or advertisements may quote nonstandardized "adjusted" total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic average annual total return includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

         When the standard performance data for the Subaccounts is available, nonstandardized Subaccount and adjusted historic average annual total return data will be disclosed together with the standardized average annual total returns for the required periods.


         The Funds have provided the total return information used to calculate the adjusted historic average annual total returns of the Funds' Subaccounts for periods prior to the inception of the Subaccounts. The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Socially Responsible Grwoth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Product Fund II, INVESCO Variable Insurance Funds, Inc., J. P. Morgan Series Trust II, Market Street Fund, Inc., Neuberger Berman Advisers Management Trust, Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II are not affiliated with us.


Effect of the Annual Contract Fee on Performance Data


         The Contract provides, for all Contracts with a Contract Value of less than $50,000 on the Date of Issue or any subsequent Contract Anniversary, for a $30 Annual Contract Fee to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Fee in the yield and total return quotations, the Annual Contract Fee is converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2000, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2000. The per-dollar per-day charge has been converted based on the average Accumulated Value in the Contracts as of December 31, 2000. The charge works out to be 0.04% per annum.

The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                           TAX STATUS OF THE CONTRACTS

            Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

            Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

            Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

            Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

            The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

            Other rules may apply to Qualified Contracts.

                        DISTRIBUTION OF THE CONTRACTS


        The principal underwriter for the Contracts is Equity Services, Inc. ESI, a wholly-owned subsidiary of the Company and a member of the National Association Securities, Inc. ESI also serves as principal underwriter of the National Variable Life Insurance Account and the Life of the Southwest LSW Variable Annuity Account I, which are unit investment trusts registered under the Investment Company Act of 1940. The Contracts will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Contracts may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than ESI will have executed Selling Agreements with ESI. As principal underwriter of the variable account, ESI received underwriting commissions of $5,765,162, $4,862,631and $2,382,082 in 2000, 1999 and 1998 respectively, and retained $4,089,827, $4,201,190 and $2,206,648 in 2000, 1999 and 1998
respectively.


                          SAFEKEEPING OF ACCOUNT ASSETS

        National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

         Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

                                STATE REGULATION

        National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

        National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                  LEGAL MATTERS


        All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life's authority to issue the Contracts, have been passed upon by Michele S. Gatto, Senior Vice President & General Counsel of National Life Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                     EXPERTS


         The financial statements of National Life as of and for the years ended December 31, 2000 and 1999, and the financial statements of the Variable Account as of and for the years ended December 31, 2000 and 1999, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, of National Life Building - 4th Floor, One National Life Drive, Montpelier, Vermont 05602, as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.



                                OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

         The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                         NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                                    * * * * *

                              FINANCIAL STATEMENTS

                                    * * * * *

                           DECEMBER 31, 2000 AND 1999

                        Report of Independent Accountants





To the Board of Directors and Stockholder of National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity, and cash flows present fairly, in all material respects, the financial position of National Life Insurance Company and its subsidiaries (National Life) at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of National Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.





Boston, Massachusetts
February 28, 2001


NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,
----------------------------------------------------------------------------------------------------
(In Thousands)                                                              2000           1999
----------------------------------------------------------------------------------------------------
ASSETS:

  Cash and cash equivalents                                            $     258,807  $     296,468
  Available-for-sale debt and equity securities                            5,232,837      5,110,272
  Trading equity securities                                                   13,845         11,793
  Mortgage loans                                                           1,229,954      1,162,956
  Policy loans                                                               765,005        761,235
  Real estate investments                                                     75,413         86,003
  Other invested assets                                                      153,995        154,126
----------------------------------------------------------------------------------------------------
     Total cash and invested assets                                        7,729,856      7,582,853

  Deferred policy acquisition costs                                          539,690        538,127
  Accrued investment income                                                  119,966        118,273
  Premiums and fees receivable                                                23,639         22,033
  Deferred income taxes                                                       70,428        101,183
  Amounts recoverable from reinsurers                                        331,698        302,607
  Present value of future profits of insurance acquired                       99,063        113,851
  Property and equipment, net                                                 54,623         45,609
  Other assets                                                               157,888        130,081
  Separate account assets                                                    491,050        400,867
----------------------------------------------------------------------------------------------------
     Total assets                                                      $   9,617,901  $   9,355,484
====================================================================================================

LIABILITIES:
  Policy benefit liabilities                                           $   4,118,666  $   4,039,966
  Policyholders' accounts                                                  3,511,239      3,503,328
  Policyholders' deposits                                                     41,136         46,189
  Policy claims payable                                                       84,137         39,262
  Policyholders' dividends                                                    53,147         53,552
  Amounts payable to reinsurers                                               27,661         19,213
  Collateral held on loaned securities                                        25,931        115,524
  Other liabilities and accrued expenses                                     306,674        274,172
  Debt                                                                        74,096         76,092
  Separate account liabilities                                               491,050        400,867
----------------------------------------------------------------------------------------------------
     Total liabilities                                                     8,733,737      8,568,165
----------------------------------------------------------------------------------------------------
MINORITY INTERESTS                                                            12,401         12,331

EQUITY:
  Common stock (authorized 2.5 million shares at $1 par value, 2.5
  million shares issued and outstanding)                                       2,500          2,500
  Additional paid in capital                                                   5,000          5,000
  Retained earnings                                                          885,889        825,188
  Accumulated other comprehensive loss                                       (21,626)       (57,700)
----------------------------------------------------------------------------------------------------
     Total equity                                                            871,763        774,988
----------------------------------------------------------------------------------------------------
     Total liabilities, minority interests and equity                  $   9,617,901  $   9,355,484
====================================================================================================





   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
(In Thousands)                                                              2000            1999
----------------------------------------------------------------------------------------------------
REVENUES:
 Insurance premiums                                                    $    380,452   $     383,395
 Policy and contract charges                                                 66,806          54,624
 Net investment income                                                      528,764         565,818
 Net investment (losses) gains                                               (2,007)          3,140
 Mutual fund commission and fee income                                       63,992          56,232
 Other income                                                                17,974          19,847
----------------------------------------------------------------------------------------------------
   Total revenue                                                          1,055,981       1,083,056
----------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

 Increase in policy liabilities                                              86,068         112,923
 Policy benefits                                                            353,312         330,334
 Policyholders' dividends                                                   111,000         106,858
 Interest credited to policyholders' accounts                               157,388         207,736
 Operating expenses                                                         170,272         164,899
 Policy acquisition expenses, net                                            85,635          76,862
----------------------------------------------------------------------------------------------------
   Total benefits and expenses                                              963,675         999,612
----------------------------------------------------------------------------------------------------

Income before income taxes and minority interests                            92,306          83,444

  Income tax expense                                                         23,906          17,380
----------------------------------------------------------------------------------------------------

Income before minority interests                                             68,400          66,064

  Minority interests                                                          6,699           9,436
----------------------------------------------------------------------------------------------------

NET INCOME                                                             $     61,701   $      56,628
====================================================================================================



   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
(In Thousands)                                                              2000            1999
----------------------------------------------------------------------------------------------------
  Net income                                                           $     61,701   $      56,628

OTHER COMPREHENSIVE INCOME (LOSS) :
  Unrealized gains (losses) on available-for-sale securities, net            36,074        (163,943)
----------------------------------------------------------------------------------------------------

    Total comprehensive income (loss)                                  $     96,775   $    (107,315)
====================================================================================================



   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
(In Thousands)                                                              2000            1999
----------------------------------------------------------------------------------------------------
COMMON STOCK:
  Balance at January 1                                                 $      2,500   $           -
    2.5 million shares at $1 par issued via equity transfer from retained earnings pursuant to mutual holding company
        reorganization                                                            -           2,500
 ----------------------------------------------------------------------------------------------------

      Balance at December 31                                           $      2,500   $       2,500
====================================================================================================


ADDITIONAL PAID IN CAPITAL:
  Balance at January 1                                                 $      5,000   $           -
   Capital contributed via equity transfer from retained earnings
     pursuant to mutual holding company reorganization                            -           5,000

----------------------------------------------------------------------------------------------------

      Balance at December 31                                           $      5,000   $       5,000
====================================================================================================


RETAINED EARNINGS:
  Balance at January 1                                                 $    825,188   $     776,060
   Transfer to common stock pursuant to mutual holding company
     reorganization                                                               -          (2,500)
   Transfer to additional paid in capital pursuant to mutual holding
        company reorganization                                                    -          (5,000)
   Net income                                                                61,701          56,628
   Dividend to stockholder                                                   (1,000)              -
----------------------------------------------------------------------------------------------------

       Balance at December 31                                          $    885,889   $     825,188
====================================================================================================


ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
  Balance at January 1                                                 $    (57,700)  $     106,243
  Unrealized gains (losses) on available-for-sale securities, net            36,074        (163,943)
----------------------------------------------------------------------------------------------------

    Balance at December 31                                             $    (21,626)  $     (57,700)
====================================================================================================

TOTAL EQUITY:
  Balance at December 31                                               $    871,763   $     774,988
====================================================================================================



   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
(In Thousands)                                                                  2000          1999
-------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $       61,701  $     56,628

Adjustments to reconcile net income to net cash provided by operations:
   Change in:
      Accrued investment income                                                 (1,693)          976
      Policy liabilities                                                        97,802        82,699
      Deferred policy acquisition costs                                        (42,200)      (36,857)
      Policyholders' dividends                                                    (405)       (1,205)
   Deferred income taxes                                                        10,031         9,883
   Net realized investment losses (gains)                                        2,007        (3,140)
   Depreciation                                                                  7,539         7,339
   Other                                                                         5,046         4,767
-------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                 139,828       121,090
-------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales, maturities and repayments of investments              1,198,810     1,576,457
  Cost of available-for-sale investments acquired                           (1,323,987)   (1,778,511)
  Acquisition of remaining interest in LSWNH, Inc.                                   -       (61,632)
  Other                                                                          5,740        14,788
-------------------------------------------------------------------------------------------------------

     Net cash used by investing activities                                    (119,437)     (248,898)
-------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' deposits, including interest credited                         525,495       579,795
  Policyholders' withdrawals, including policy charges                        (517,584)     (424,599)
  Net decrease in securities lending liabilities                               (89,593)      (77,967)
  Dividend to stockholder                                                       (1,000)            -
  Other                                                                         24,630          (902)

-------------------------------------------------------------------------------------------------------

    Net cash (used by) provided by financing activities                        (58,052)       76,327
-------------------------------------------------------------------------------------------------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                      (37,661)      (51,481)

CASH AND CASH EQUIVALENTS:
  Beginning of year                                                            296,468       347,949
-------------------------------------------------------------------------------------------------------

  End of year                                                           $      258,807  $    296,468
=======================================================================================================




   The accompanying notes are an integral part of these financial statements.

NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) and its subsidiaries and affiliates (the Company) offer a broad range of financial products and services, including life insurance, annuities, disability income insurance, mutual funds, and investment advisory and administration services. National Life was chartered in 1848, and is also known by its registered trade name "National Life of Vermont". National Life employs about 994 people, primarily concentrated in Montpelier, Vermont and Dallas, Texas. On January 1, 1999, pursuant to a mutual holding company reorganization, National Life converted from a mutual to a stock life insurance company. NLV Financial Corp. owns all outstanding shares of National Life and is a wholly-owned subsidiary of National Life Holding Company. National life Holding Company and its subsidiaries and affiliates are known as the National Life Group. See Note 13 for more information.


Insurance operations within the Company develop and distribute individual life insurance and annuity products. The Company markets this diverse product portfolio to small business owners, professionals, and other middle to upper income individuals. The Company provides financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive fringe benefit plans, and asset management. Insurance and annuity products are primarily distributed through 36 general agencies in major metropolitan areas, a system of managing general agents, and independent brokers throughout the United States of America. The Company has in excess of 300,000 policyholders and is licensed to do business in all 50 states and the District of Columbia through its member companies. About 25% of the Company's total collected premiums and deposits are from residents of New York and California.


Subsidiaries and affiliates of the Company also distribute and provide investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $2.9 billion of net assets represent fifteen mutual funds managed on behalf of about 122,000 individual, corporate, and institutional shareholders worldwide.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (GAAP).


The consolidated financial statements include the accounts of the Company and its subsidiaries and affiliates. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods to the current year's presentation.


The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Available-for-sale and trading debt and equity securities are reported at estimated fair value. Debt and equity securities that experience declines in value that are other than temporary are written down with a corresponding charge to net investment losses.


Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in net investment gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Real estate investments are reported at depreciated cost. Real estate acquired in satisfaction of debt is transferred to real estate at estimated fair value. Investments in joint ventures and limited partnerships are generally carried at cost.


Net realized investment gains and losses are recognized using the specific identification method and are reported as net investment gains and losses. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in comprehensive income after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, income taxes and minority interests. Changes in the fair value of trading equity securities are reflected in net investment gains and losses.


POLICY ACQUISITION EXPENSES

Commissions and other costs of acquiring business that vary with and are primarily related to the production of new business are generally deferred.


Deferred policy acquisition costs for participating life insurance, universal life insurance and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Balances of deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through other comprehensive income, net of related income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance are amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.


Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED


Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised.


GOODWILL


Goodwill is amortized over 20 years using the straight-line method and is periodically evaluated for recoverability.

PROPERTY AND EQUIPMENT


Property and equipment is reported at depreciated cost. Real property is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.


SEPARATE ACCOUNTS


Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and the Company's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities reflect separate account policyholders' interests in separate account assets, include the actual investment performance of the respective accounts and are not guaranteed. Separate account results relating to these policyholders' interests are excluded from revenues and expenses. Separate account startup investments by National Life's general account are included in other invested assets.


POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.


Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method, with assumptions for interest, mortality, morbidity, withdrawals and expenses based principally on company experience.

Policyholders' account balances for universal life insurance and investment-type annuities represent amounts that inure to the benefit of the policyholders (before surrender charges).

POLICYHOLDERS' DIVIDENDS

Policyholders' dividends are the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to the Company's overall operating results. The dividend scale is approved annually by the Company's Board of Directors. See Note 12 for additional information on contract dividends within the Closed Block.


RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyholder. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.


Premiums from universal life and investment-type annuities are reported as increases in policyholders' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyholders' accounts. Policy benefits charged to expense include benefit claims in excess of related policyholders' account balances.


Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.

FEDERAL INCOME TAXES

National Life Holding Company will file a consolidated tax return for the tax year ended December 31, 2000. The income tax return will include all members within the National Life Group except Life Insurance Company of the Southwest
(LSW) and Insurance Investors Life Insurance Company (IIL). LSW and IIL will file a separate tax return due to tax regulatory requirements. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

MINORITY INTERESTS


Minority interests represent minority partners' interests in entities within the Company. Minority interests attributable to common stockholders are carried on the equity method. Those attributable to preferred stockholders are carried on the cost method, with dividends paid reflected as minority interests within the consolidated financial statements.

NOTE 3 - INVESTMENTS


DEBT AND EQUITY SECURITIES


The amortized cost and estimated fair values of available-for-sale debt and equity securities at December 31 were as follows (in thousands):


                                                          Gross         Gross
                                          Amortized    Unrealized    Unrealized    Estimated
                 2000                       Cost          Gains        Losses      Fair Value
-----------------------------------------------------------------------------------------------
Available-for-sale (AFS) debt and equity
  securities:
      U.S. government obligations       $    121,648   $     2,591  $    4,419    $    119,820
      Government agencies, authorities
        and subdivisions                      96,274         5,539           833       100,980
      Public utilities                       530,592        19,890        12,329       538,153
      Corporate                            2,522,314        52,538       103,370     2,471,482
      Private placements                     694,646        19,124        17,356       696,414
      Mortgage-backed securities           1,124,091        19,227         4,910     1,138,408
-----------------------------------------------------------------------------------------------
        Total AFS debt securities          5,089,565       118,909       143,217     5,065,257
      Preferred stocks                       140,242         1,190         5,593       135,839
      Common stocks                           39,497           426         8,182        31,741
-----------------------------------------------------------------------------------------------
        Total AFS debt and equity
           securities                    $ 5,269,304     $ 120,525     $ 156,992   $ 5,232,837
===============================================================================================

                 1999
-----------------------------------------------------------------------------------------------
AFS debt and equity securities:
      U.S. government obligations       $    281,194    $    3,232    $   19,020  $    265,406
      Government agencies, authorities
        and subdivisions                     118,459         4,010         3,100       119,369
      Public utilities                       380,253        10,687        17,275       373,665
      Corporate                            2,462,499        23,937        94,932     2,391,504
      Private placements                     735,597         9,818        30,172       715,243
      Mortgage-backed securities           1,112,382         2,432        37,065     1,077,749
-----------------------------------------------------------------------------------------------
        Total AFS debt securities          5,090,384        54,116       201,564     4,942,936
      Preferred stocks                       134,852         2,708         8,109       129,451
      Common stocks                           33,032         7,169         2,316        37,885
-----------------------------------------------------------------------------------------------
        Total AFS debt and equity
           securities                   $  5,258,268     $  63,993     $ 211,989   $ 5,110,272
===============================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of accumulated other comprehensive income and changes therein for the years ended December 31 were as follows (in thousands):

                                                                  2000         1999
---------------------------------------------------------------------------------------
Net unrealized gains (losses) on available-for-sale
securities                                                     $ 111,529   $ (399,066)
Net unrealized gains (losses) on separate accounts                   133       (2,652)
Related minority interests                                             -        8,672
Related deferred policy acquisition costs                        (40,635)     116,725
Related present value of future profits of insurance
acquired                                                         (13,457)      16,353
Related deferred income taxes                                    (21,496)      96,025
---------------------------------------------------------------------------------------
    Increase (decrease) in net unrealized gains (losses)          36,074     (163,943)
    Balance, beginning of year                                   (57,700)     106,243
---------------------------------------------------------------------------------------
        Balance, end of year                                  $  (21,626) $   (57,700)
=======================================================================================

                                                                 2000         1999
---------------------------------------------------------------------------------------
Balance, end of year includes:
    Net unrealized (losses) gains on available-for-sale
    securities                                                 $ (36,467)  $ (147,996)
    Net unrealized gains on separate accounts                      3,296        3,163
    Related minority interests                                         -            -
    Related deferred policy acquisition costs                     (1,449)      39,186
    Related present value of future profits on insurance
    acquired                                                       1,349       14,806
    Related deferred income taxes                                 11,645       33,141
---------------------------------------------------------------------------------------
        Balance, end of year                                   $ (21,626) $   (57,700)
=======================================================================================


Net other comprehensive income (loss) for 2000 and 1999 of $36.1 million and $(163.9) million is presented net of reclassifications to net income for gross (losses) gains realized during the period of $(10.3) million and $13.9 million and net of tax and deferred acquisition cost offsets of $(6.9) million and $9.4 million, respectively.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 2000 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                       Amortized       Estimated
                                          Cost        Fair Value
-------------------------------------------------------------------
Due in one year or less               $      67,912   $    65,007
Due after one year through five years     1,755,953     1,728,941
Due after five years through ten
years                                     1,318,868     1,311,571
Due after ten years                         822,740       821,329
Mortgage-backed securities                1,124,092     1,138,409
-------------------------------------------------------------------
        Total                           $ 5,089,565   $ 5,065,257
===================================================================




Information relating to available-for-sale debt security sale transactions for the years ended December 31 is shown below (in thousands):

                                          2000           1999
-------------------------------------------------------------------
Proceeds from sales                     $   702,030  $    921,594

Gross realized gains                    $     9,965  $     40,496
Gross realized losses                   $    16,258  $     24,312

On January 1, 1999, the Company reclassified certain mutual fund investments from an available-for-sale to a trading classification. The cumulative gross unrealized gain reclassified into net investment gains was $0.6 million. For the years ended December 31, 2000 and 1999, these securities recorded $1.6 million and $0.9 million net investment income and $(1.8) million and $(0.5) million net investment losses, respectively. Cost of trading securities held at December 31, 2000 and 1999 was $15.7 million and $12.1 million, respectively.


The Company periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. The Company receives cash collateral for at least 102% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held were $25.9 million and $115.5 million at December 31, 2000 and 1999, respectively.

The Company also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings because the securities received at the end of the repurchase period are identical to the securities transferred. There were no open transactions at December 31, 2000 and 1999.


MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:


                                                  2000          1999
                                              ---------------------------
GEOGRAPHIC REGION
New England                                         4.8%          5.4%
Middle Atlantic                                     8.6           9.1
East North Central                                 11.6          10.1
West North Central                                  5.2           5.4
South Atlantic                                     24.4          24.7
East South Central                                  4.6           5.6
West South Central                                 10.2          10.1
Mountain                                           16.4          15.9
Pacific                                            14.2          13.7
-------------------------------------------------------------------------

        Total                                     100.0%        100.0%
=========================================================================

PROPERTY TYPE
-------------
Residential                                         0.1%          0.1%
Apartment                                          24.5          24.6
Retail                                             10.2          11.0
Office Building                                    36.1          34.9
Industrial                                         25.7          26.4
Hotel/Motel                                         2.3           1.8
Other Commercial                                    1.1           1.2
-------------------------------------------------------------------------

        Total                                     100.0%        100.0%
=========================================================================


Total mortgage loans and real estate
   (in thousands)                           $  1,305,367    $ 1,248,959
=========================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):


                                              2000          1999
---------------------------------------------------------------------
Unimpaired loans                          $  1,207,452  $  1,148,526
Impaired loans without valuation
allowances                                      18,424         6,943
---------------------------------------------------------------------
        Subtotal                             1,225,876     1,155,469
---------------------------------------------------------------------
Impaired loans with valuation allowances         6,463        10,600
Related valuation allowances                    (2,385)       (3,113)
---------------------------------------------------------------------
        Subtotal                                 4,078         7,487
---------------------------------------------------------------------
               Total                      $  1,229,954  $  1,162,956
=====================================================================

Impaired loans:
    Average recorded investment              $  21,214     $  19,771
    Interest income recognized               $   1,880     $   2,137
    Interest received                        $   1,885     $   2,092


Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 were as follows (in thousands):

                                                           2000        1999
================================================================================
Additions for impaired loans charged to realized losses   $    118     $ 1,993
Changes to previously established valuation allowances        (846)        (14)
--------------------------------------------------------------------------------
        (Decrease) increase in valuation allowances           (728)      1,979
        Balance, beginning of year                           3,113       1,134
--------------------------------------------------------------------------------
        Balance, end of year                               $ 2,385     $ 3,113
================================================================================





NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands):



                                              2000          1999
----------------------------------------------------------------------
Debt securities interest                    $ 404,429     $ 404,195
Equity securities dividends                     3,555         2,385
Mortgage loan interest                         98,064        94,258
Policy loan interest                           47,555        46,393
Real estate income                             17,277        11,698
Other investment income                       (10,938)       29,943
----------------------------------------------------------------------
        Gross investment income               559,942       588,872
        Less: investment expenses              31,178        23,054
----------------------------------------------------------------------
        Net investment income               $ 528,764     $ 565,818
======================================================================

DERIVATIVES


The Company purchases over-the-counter options and exchange-traded futures on the Standard & Poor's 500 (S&P 500) Index to hedge obligations relating to equity indexed products. When the S&P 500 Index increases, increases in the intrinsic value of the options and fair value of futures are offset by increases in equity indexed product account values. When the S&P 500 Index decreases, the Company's loss is the decrease in the fair value of futures and is limited to the premium paid for the options.

The Company purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, the Company's loss would be equal to the fair value of the net options held from that counterparty.

The option premium is expensed over the term of the option. Amortization of the option premium is reflected in investment income. Interest credited includes amounts that would be credited on the next policy anniversary based on the S&P 500 Index's value at the reporting date, offset by changes in the intrinsic value of options held and changes in the fair value of futures. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date.


The notional amounts and net book value of options and futures at December 31 were as follows (in thousands):

                                                                         2000         1999
----------------------------------------------------------------------------------------------
Notional amounts:
        Options                                                        $ 82,049     $ 166,858
        Futures                                                        $ 29,040     $   5,439
==============================================================================================

Book values:
Options: Net amortized cost                                            $ 26,278     $  17,800
         Intrinsic value                                                  1,870        18,894
----------------------------------------------------------------------------------------------
         Book value                                                      28,148        36,694
Futures at fair value                                                       (12)          890
----------------------------------------------------------------------------------------------
Net book value (included in other invested assets)                     $ 28,136     $  37,584
==============================================================================================


FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                    2000                       1999
-----------------------------------------------------------------------------------------------
                                           Carrying     Estimated     Carrying     Estimated
                                            Value      Fair Value       Value      Fair Value
-----------------------------------------------------------------------------------------------
Cash and cash equivalents                 $   258,807  $   258,807   $   296,468   $   296,468
Available-for-sale debt and equity
securities                                  5,232,837    5,232,837     5,110,272     5,110,272
Trading equity securities                      13,845       13,845        11,793        11,793
Mortgage loans                              1,229,954    1,264,940     1,162,956     1,177,342
Policy loans                                  765,005      705,278       761,235       724,953
Derivatives                                    28,136       19,080        37,584        35,528

Investment products                         2,790,629    2,795,106     2,770,295     2,740,443
Debt                                           74,096       66,285        76,092        62,615


For cash and cash equivalents carrying value approximates estimated fair value.

Debt and equity securities estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.


Investment products include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.


Debt fair values are estimated based on discounted cash flows using current interest rates of similar securities.


NOTE 4 - INSURANCE IN-FORCE AND REINSURANCE


The Company reinsures certain risks assumed in the normal course of business. For individual life products, the Company generally retains no more than $3.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements. Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements. Reserve transfers and interest payments under modified coinsurance agreements are included in increase in policy liabilities.

The Company remains liable in the event any reinsurer is unable to meet its assumed obligations. The Company regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Transactions between the open and Closed Block (see Notes 12 and 13) have been excluded from the following schedule.

The effects of reinsurance for the years ended December 31 were as follows (in thousands):


                                              2000          1999
----------------------------------------------------------------------
Insurance premiums:
        Direct                              $ 437,321     $ 439,562
        Reinsurance assumed                     9,143         4,731
        Reinsurance ceded                     (66,012)      (60,898)
----------------------------------------------------------------------
                                            $ 380,452     $ 383,395
======================================================================

Other income:
        Direct                              $   5,783     $   6,960
        Reinsurance ceded                      12,191        12,887
----------------------------------------------------------------------
                                            $  17,974     $  19,847
======================================================================

Increase in policy liabilities:
        Direct                              $  78,303     $ 129,448
        Reinsurance ceded                       7,765       (16,525)
----------------------------------------------------------------------
                                            $  86,068     $ 112,923
======================================================================

                                              2000          1999
----------------------------------------------------------------------
Policy benefits:
        Direct                              $ 411,781     $ 393,216
        Reinsurance assumed                     6,831         1,630
        Reinsurance ceded                     (65,300)      (64,512)
----------------------------------------------------------------------
                                            $ 353,312     $ 330,334
======================================================================

Policyholders' dividends:
        Direct                              $ 111,748     $ 110,793
        Reinsurance ceded                        (748)       (3,935)
----------------------------------------------------------------------
                                            $ 111,000     $ 106,858
======================================================================




NOTE 5 - DEFERRED POLICY ACQUISITION COSTS


The following reflects the changes in the deferred policy acquisition costs asset (in thousands):


                                                                 2000         1999
---------------------------------------------------------------------------------------
Balance, beginning of year                                     $ 538,127    $ 416,733
  Acquisition costs deferred                                      88,217       73,648
  Amortization to expense during the year                        (46,019)     (36,791)
  Adjustment to equity during the year                           (40,635)     116,725
  Purchase GAAP effect on purchase of LSWNH (Note 11)                  -      (32,188)
---------------------------------------------------------------------------------------
Balance, end of year                                           $ 539,690    $ 538,127
=======================================================================================




NOTE 6 - FEDERAL INCOME TAXES


The components of federal income taxes and a reconciliation of the expected and actual federal income taxes and income tax rates for the years ended December 31 were as follows ($ in thousands):


                                                        2000                      1999
-------------------------------------------------------------------------------------------------
                                                Amount        Rate        Amount        Rate
-------------------------------------------------------------------------------------------------
Current                                        $ 13,875                  $  7,497
Deferred                                         10,031                     9,883
----------------------------------------------------------              ------------
        Income taxes                           $ 23,906                  $ 17,380
==========================================================              ============

Expected income taxes                          $ 32,307         35.0%    $ 29,206         35.0%
Differential earnings amount                        223          0.2       (2,058)        (2.5)
Affordable housing tax credit                    (7,459)        (8.1)      (6,509)        (7.8)
Net change in tax reserves                        1,978          2.1        2,033          2.4
Other, net                                       (3,143)        (3.4)      (5,292)        (6.3)
-------------------------------------------------------------------------------------------------
        Income taxes                           $ 23,906                  $ 17,380
===========================================================             ============
        Effective federal income tax rate                       25.8%                     20.8%
=============================================              ============              ============

The Company received $0.1 million and $9.4 million in federal income tax refunds during 2000 and 1999, respectively.

Components of net deferred income tax assets at December 31 were as follows (in thousands):


                                                                      2000         1999
--------------------------------------------------------------------------------------------
Deferred income tax assets:
   Net unrealized loss on available-for-sale securities            $  12,095    $   33,141
   Policy liabilities                                                176,337       179,008
   Other liabilities and accrued expenses                             79,672        77,266
   Other                                                               4,814           490
--------------------------------------------------------------------------------------------
               Total deferred income tax assets                      272,918       289,905
--------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                 138,505       125,842
   Present value of future profits of insurance acquired              34,200        37,908
   Debt and equity securities                                          9,627        10,201
   Other                                                              20,158        14,771
--------------------------------------------------------------------------------------------
               Total deferred income tax liabilities                 202,490       188,722
--------------------------------------------------------------------------------------------

               Net deferred income tax assets                      $  70,428     $ 101,183
============================================================================================


Management believes it is more likely than not that the Company will realize the benefit of deferred tax assets.

The Company's federal income tax returns are routinely audited by the IRS. The IRS has examined the Company's tax returns through 1995 and is currently examining the years 1996 - 1998. In management's opinion adequate tax liabilities have been established for all open years.

NOTE 7 - BENEFIT PLANS

National Life sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by National Life and is non-contributory, with benefits based on an employee's retirement age, years of service and compensation near retirement. Plan assets are primarily bonds and common stocks held in a National Life separate account and funds invested in a general account group annuity contract issued by National Life. National Life also sponsors other, non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a contributory defined benefit plan for certain employees, agents and general agents and a non-contributory defined supplemental benefit plan for certain executives. These non-qualified defined benefit pension plans are not separately funded.


National Life sponsors four defined benefit postretirement plans that provide medical, dental and life insurance benefits to employees and agents. Substantially all employees and agents may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for National Life. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and National Life pays for plan benefits on a current basis. The cost is recognized as benefits are earned.

The status of the defined benefit plans at December 31 was as follows (in thousands):


                                                          Pension Benefits       Other Benefits
                                                        -------------------------------------------
                                                          2000        1999       2000       1999
---------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation, beginning of year                 $ 167,144  $ 189,524    $ 25,233   $ 27,883
  Service cost (benefits earned during the current
  period)                                                   3,638      4,194         538        581
  Interest cost on benefit obligation                      12,608     12,260       1,935      1,876
  Actuarial gains                                          (9,410)   (26,832)     (1,998)    (3,937)
  Plan amendment and change in benefit provisions               -          -      (2,842)         -
  Benefits paid                                           (12,531)   (12,002)     (1,046)    (1,170)
---------------------------------------------------------------------------------------------------
  Benefit obligation, end of year                       $ 161,449  $ 167,144    $ 21,820   $ 25,233
===================================================================================================

CHANGE IN PLAN ASSETS:
  Plan assets, beginning of year                        $ 104,250  $ 100,045
  Actual return on plan assets                              8,355      9,952
  Benefits paid                                            (5,623)    (5,747)
------------------------------------------------------------------------------
  Plan assets, end of year                              $ 106,982  $ 104,250
==============================================================================

                                                          Pension Benefits       Other Benefits
                                                        -------------------------------------------
                                                          2000        1999       2000       1999
---------------------------------------------------------------------------------------------------
FUNDED STATUS:
  Benefit obligation                                    $ 161,449  $ 167,144    $ 21,820  $ 25,233
  Plan assets                                            (106,982)  (104,250)          -         -
---------------------------------------------------------------------------------------------------
    Benefit obligation in excess of plan assets            54,467     62,894      21,820    25,233
  Unrecognized actuarial gains                             25,380     18,309       8,137     6,397
  Unrecognized prior service cost                               -          -       1,834    (1,080)
                                                        -------------------------------------------
        Accrued benefit cost at September 30               79,847     81,203      31,791    30,550
              Payments subsequent to measurement date      (1,983)    (1,638)          -         -
---------------------------------------------------------------------------------------------------
        Accrued benefit cost at December 31             $  77,864  $  79,565    $ 31,791  $ 30,550
===================================================================================================


The components of net periodic benefit cost for the years ended December 31 were as follows (in thousands):

                                                          Pension Benefits       Other Benefits
                                                        ------------------------------------------
                                                          2000        1999       2000      1999
--------------------------------------------------------------------------------------------------
Service cost (benefits earned during the current         $  3,638   $  4,194    $    538 $    581
period)
Interest cost on benefit obligation                        12,608     12,260       1,935    1,876
Expected return on plan assets                             (9,130)    (8,745)          -        -
Net amortization and deferrals                             (1,564)       281        (259)     (66)
Amortization of prior service cost                              -          -          72       72
--------------------------------------------------------------------------------------------------
Net periodic benefit cost (included in operating
  expenses)                                              $  5,552   $  7,990     $ 2,286  $ 2,463
==================================================================================================




The total projected benefit obligation for non-qualified defined benefit pension plans was $72.2 million and $70.9 million at December 31, 2000 and 1999, respectively. The total accumulated benefit obligation (APBO) for these plans was $69.1 million and $67.7 million at December 31, 2000 and 1999, respectively.


The actuarial assumptions used in determining benefit obligations at December 31, were as follows:


                                                          Pension Benefits       Other Benefits
                                                        ------------------------------------------
                                                          2000        1999       2000      1999
--------------------------------------------------------------------------------------------------
Discount rate                                              8.00%     7.75%      8.00%     7.75%
Rate of increase in future compensation levels             5.00%     6.00%
Expected long term return on plan assets                   9.00%     9.00%

The health care cost trend rate was 5% for all future periods. Increasing the assumed health care trend rates by one percentage point in each year would increase the APBO by about $1.7 million and the 2000 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. Decreasing the assumed health care trend rates by one percentage point in each year would reduce the APBO by about $1.4 million and the 2000 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life made changes to its postretirement medical plans concurrent with the year-end 2000 plan valuation. These include a modification in the attribution and eligibility requirements to qualify for plan benefits, and in the expected future benefit cost due to a change in coverage and insurance carrier. The plan modifications reduced the projected benefit obligation at December 31, 2000 by $2.8 million. This reduction will be amortized through prior service cost in future periods.

National Life provides employee savings and 401(k) plans where up to 3% of an employee's compensation may be invested by the employee in either plan with matching funds contributed by the company. Employees below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Additional employee voluntary contributions may be made to the plans up to a set maximum. Vesting and withdrawal privilege schedules are attached to the Company's contributions. Effective January 1, 2001, the savings plan was closed to new contributions and the 401(k) plan was modified to include more investment options.

National Life also provides a 401(k) plan for it's regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with National Life or in mutual funds, some of which are sponsored by an affiliate of National Life. Total annual contributions can not exceed certain limits that vary based on total agent compensation. No National Life contributions are made to the plan.

Life Insurance Company of the Southwest (LSW), an indirectly held wholly-owned subsidiary of National Life, provides a 401(k) plan to its employees. Additional voluntary employee contributions could be made to the plan subject to certain limits. LSW's contributions to these plans generally vest within two years. Effective January 1, 2001, LSW's 401(k) plan was merged into National Life's.

NOTE 8 - DEBT

Debt consists of the following (in thousands):

                                                                    2000          1999
--------------------------------------------------------------------------------------------
8.25% Surplus Notes:                                              $ 69,696      $ 69,692
       $70 million, maturing March 1, 2024 with interest
       payable semi-annually on March 1 and September 1. The
       notes are unsecured and subordinated to all present
       and future indebtedness, policy claims and prior
       claims. The notes may be redeemed in whole or in part
       any time after March 1, 2004 at predetermined
       redemption prices. All interest and principal payments
       require prior written approval by the State of Vermont
       Department of Banking, Insurance, Securities and
       Health Care Administration.

6.57% Term Note:                                                     4,400         6,400
       $4.4 million, maturing March 1, 2002 with interest
       payable semi-annually on March 1 and September 1. The
       note is secured by subsidiary stock, includes certain
       restrictive covenants and requires annual payments of
       principal (see below).
--------------------------------------------------------------------------------------------
       Total debt                                                 $ 74,096      $ 76,092
============================================================================================

The aggregate annual scheduled maturities of debt for the next five years are as follows (in thousands):


    2001                                            2,000
    2002                                            2,400
    2003                                                -
    2004                                                -
    2005                                                -


Interest paid on debt was $6.2 million and $6.3 million in 2000 and 1999, respectively.

NOTE 9 - CONTINGENCIES

Total outstanding mortgage loan funding commitments at December 31, 2000 were $55.0 million.

During 1997, several class action lawsuits were filed against National Life in various states related to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denied any wrongdoing. National Life agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provides class members with various policy enhancement options and new product purchase discounts. Class members may instead pursue alternative dispute resolution according to predetermined guidelines. Qualifying members may also opt out of the class action and pursue litigation separately against National Life. Most of the alternative dispute resolution cases were settled by December 31, 1999. Management believes that while the ultimate cost of this litigation (including those opting out of the class action) is still uncertain, it is unlikely, after considering existing provisions, to have a material adverse effect on National Life's financial position.

In late 1999, two lawsuits were filed against National Life and the State of Vermont in Vermont related to National Life's conversion to a mutual holding company structure. National Life and the State of Vermont specifically deny any wrongdoing and intend to defend these cases vigorously. In the opinion of National Life's management, based on advice from legal counsel, the ultimate resolution of these lawsuits will not have a material effect on National Life's financial position. However, liabilities related to these lawsuits could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS FOR DERIVATIVE INSTRUMENTS - FAS 133

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133), which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. The statement was originally effective for fiscal years beginning after June 15, 1999. In June, 1999 the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (FAS 137). FAS 137 requires the application of FAS 133 for fiscal years beginning after June 15, 2000. Additional guidance related to equity indexed annuity products was issued by the Derivatives Implementation Group (a special working group charged with addressing FAS 133 implementation issues) in December, 2000. The Company has been studying the recently issued guidance and is implementing policy reserve and deferred acquisition cost calculation systems based on this guidance. Due to the system support required, the Company cannot currently estimate the potentially material cumulative effect of FAS 133 on its reported results.

NOTE 11 - ACQUISITION

On July 2, 1999, National Life acquired the outstanding one-third interest in LSW National Holdings, Inc., (LSWNH) the parent of Dallas, Texas-based Life Insurance Company of the Southwest (LSW), a financial services company specializing in the sale of annuities. National Life had previously purchased a two-thirds interest in the company in February, 1996.

The purchase price was $61.6 million in cash. Purchasing the remaining one-third interest eliminated the ongoing provision for minority interests for the last six months of 1999. The effect of the cash purchase on the consolidated financial statements was to reduce minority interests by $39.7 million and record net purchase GAAP adjustments of $21.9 million, which included intangible assets for the present value of future profits of insurance acquired of $59.4 million and goodwill of $3.0 million.

Had the one-third purchase been made at January 1, 1999, pro-forma consolidated net income would have increased by about $3.1 million in 1999. These pro-forma consolidated results are not necessarily indicative of the actual results that might have occurred had National Life owned all of LSWNH since that date. (unaudited)

NOTE 12 - CLOSED BLOCK AND IMPLEMENTATION OF STATEMENT OF POSITION 00-3

National Life established and began operating a closed block (the Closed Block) on January 1, 1999. The Closed Block was established pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. The Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998, and includes traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flex premium annuities, and other related liabilities. The Closed Block's primary purpose is to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits, expenses and taxes. Such benefits include dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience. The assets and liabilities allocated to the Closed Block are recorded in National Life's financial statements on the same basis as other similar assets and liabilities.

National Life has adopted the American Institute of Certified Public Accountants Statement of Position 00-3 Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts (SOP 00-3).

Under the provisions of SOP 00-3, if actual cumulative Closed Block earnings are greater than expected cumulative earnings, only the expected earnings will be recognized in net income of the National Life. Actual cumulative earnings in excess of expected earnings represent undistributed earnings attributable to Closed Block policyholders. These excess earnings will be recorded as a policyholder dividend obligation because the excess will be paid as dividends to Closed Block policyholders unless offset by future results which are less than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. No policyholder dividend obligation for distribution of accumulated excess earnings was required at December 31, 2000 or 1999.


Summarized financial information for the Closed Block effects included in the consolidated financial statements as of December 31, 2000 and 1999 and for the years then ended is as follows (in thousands):

                                                                            2000           1999
----------------------------------------------------------------------------------------------------
LIABILITIES:
  Policy liabilities and accruals                                      $  3,692,064  $    3,629,560
  Other liabilities                                                          27,924          69,186
----------------------------------------------------------------------------------------------------

     Total liabilities                                                    3,719,988       3,698,746
====================================================================================================

ASSETS:

  Cash and cash equivalents                                            $    218,296  $      122,982
  Available-for-sale debt securities                                      1,797,634       1,771,494
  Mortgage loans                                                            416,639         380,986
  Policy loans                                                              642,378         640,490
  Accrued investment income                                                  54,052          53,387
  Premiums and fees receivable                                               18,946          18,864
  Deferred policy acquisition costs                                         268,708         312,588
  Other assets                                                               55,371         123,690
----------------------------------------------------------------------------------------------------

     Total assets                                                      $  3,472,024  $    3,424,481
====================================================================================================

Excess of reported closed block liabilities over closed block assets   $    247,964  $      274,265
Closed block accumulated other comprehensive (gain) loss
 represented above                                                           (4,679)          6,979
----------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from closed block assets
 and liabilities                                                       $    252,643  $      267,286
====================================================================================================

                                                                             2000            1999
----------------------------------------------------------------------------------------------------
REVENUES:
 Premiums and other income                                             $    312,963  $      325,445
 Net investment income                                                      217,096         216,432
 Realized investment (loss) gain                                             (4,309)          8,720
----------------------------------------------------------------------------------------------------

   Total revenues                                                           525,750         550,597
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:

 Increase in policy liabilities                                              27,504          66,324
 Policy benefits                                                            308,769         283,598
 Policyholders' dividends                                                   114,095         107,941
 Interest credited to policyholders' accounts                                12,377          13,294
 Operating expenses                                                          17,213          17,407
 Policy acquisition expenses, net                                            23,320          37,662
----------------------------------------------------------------------------------------------------

   Total benefits and expenses                                              503,278         526,226
----------------------------------------------------------------------------------------------------


Pre-tax results of operations                                                22,472          24,371


 Income taxes                                                                 7,829           8,629
----------------------------------------------------------------------------------------------------

Closed block results of operations                                           14,643          15,742

Other comprehensive income:
 Unrealized gain (loss)                                                      11,658         (44,701)
----------------------------------------------------------------------------------------------------
Total closed block comprehensive income (loss)                         $     26,301  $      (28,959)
====================================================================================================

Excess of reported closed block liabilities over closed block assets:
  Beginning of year                                                    $    274,265  $            -
  Original funding, net (includes other comprehensive gain of $37.7
    million)                                                                      -         245,306
  Closed block comprehensive income (loss)                                   26,301         (28,959)
----------------------------------------------------------------------------------------------------
  End of year                                                          $    247,964  $      274,265
====================================================================================================

Amortized cost of bonds held by the Closed Block at December 31, 2000 and 1999 were $1,777.2 million and $1,800.1 million, respectively. There were no mortgage valuation allowances on Closed Block mortgage loans at December 31, 2000 or 1999.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside the Closed Block are therefore disproportionate to the actual business outside the Closed Block.

NOTE 13 - REORGANIZATION INTO A MUTUAL HOLDING COMPANY
          CORPORATE STRUCTURE

On January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.


Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998, were converted to membership interests in National Life Holding Company (NLHC), a mutual insurance holding company created for this purpose. NLHC currently owns all the outstanding shares of NLV Financial (NLVF), a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. NLHC currently has no assets, liabilities or operations other than that related to its ownership of NLVF's outstanding stock. Similarly, NLVF currently has no assets, liabilities or operations other than that related to its ownership of National Life's outstanding stock. Under the terms of the reorganization, NLHC must always hold a majority of the voting shares of NLVF.


This reorganization was approved by policyowners of National Life and was completed with the approval of the Commissioner of the Vermont Department of Banking, Insurance, Securities, and Health Care Administration (the Commissioner).


Under the provisions of the reorganization, National Life issued 2.5 million common stock $1 par shares to its parent, NLVF as a transfer from retained earnings. National Life declared and paid a $1 million dividend to its parent, NLVF, during 2000. Concurrently, NLVF declared and paid a dividend of $.3 million to NLHC. There were no dividends paid or declared in 1999 by National Life. There have been no distributions to members of NLHC. Dividends declared by National Life in excess of the lesser of ten percent of statutory surplus or statutory net gain from operations (see Note 14 for statutory information) require pre-approval by the Commissioner.

NOTE 14 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life's (which excludes NLVF and NLHC) statutory surplus to GAAP equity at December 31 and statutory net income to GAAP net income for the years ended December 31 were as follows (in thousands):

                                                  2000                        1999
                                      ---------------------------------------------------------
                                        Surplus/                     Surplus/
                                         Equity       Net Income      Equity      Net Income
-----------------------------------------------------------------------------------------------
Statutory surplus/net income              $ 411,278      $ 31,959     $  408,086      $ 25,923

Asset valuation reserve                      78,101                       79,207
Interest maintenance reserve                 49,873        (8,634)        58,507         5,681
Surplus notes                               (69,696)                     (69,692)
Non-admitted assets                          28,485                       24,411
Investments                                  66,210        25,978         30,953        35,006
Deferred policy acquisition costs           466,326        17,368        445,704        19,310
Income taxes                                 61,834         1,285         58,458       (32,634)
Policy liabilities and dividends           (114,544)       (9,251)      (114,584)        1,065
Benefit plans                               (13,299)        1,873        (14,927)          363
Other comprehensive income, net             (21,626)                     (57,700)
Other changes, net                          (71,179)        1,123        (73,435)        1,914
-----------------------------------------------------------------------------------------------

GAAP equity/net income                    $ 871,763      $ 61,701     $  774,988      $ 56,628
===============================================================================================

The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the New York Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.


In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance (Codification), which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC has recommended an effective date of January 1, 2001. The Codification provides guidance for areas which promulgated statutory accounting principles had not previously addressed, and changes current promulgated guidance in other areas.


The Vermont Department of Banking, Insurance, Securities, and Health Care Administration has adopted Codification effective January 1, 2001. National Life is currently implementing Codification and has not estimated the potentially material effect of Codification on its reported statutory basis results.

                               NATIONAL VARIABLE
                               ANNUITY ACCOUNT II


                              FINANCIAL STATEMENTS



                                   * * * * *



                               DECEMBER 31, 2000

[PRICEWATERHOUSECOOPERS LLP LOGO]

--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      160 Federal Street
                                                      Boston MA 02110
                                                      Telephone (617) 439 4390



                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of National Life Insurance Company and Contractholders of National Variable Annuity Account II


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position and results of operations of each of the sub-accounts constituting the National Variable Annuity Account II (a Separate Account of National Life Insurance Company) (the Variable Account) at and for the year ended December 31, 2000, and the results of each of their changes in net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express and opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.




[PRICEWATERHOUSECOOPERS LLP SIGNATURE]
March 28, 2001

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 2000


                                                                       CONTRACTHOLDER
                                                                           ACCOUNT
                                                                           VALUES
                                                                       --------------
ASSETS:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

Market Street Fund Managed (597,642.88 units at $12.60 per unit)        $  7,527,726
Market Street Fund Bond (480,176.92 units at $11.46 per unit)              5,503,185
Sentinel Variable Products Trust Money Market (946,420.61 units
  at $11.47 per unit)                                                     10,853,060
Sentinel Variable Products Trust Common Stock (1,080,323.09 units
  at $13.15 per unit)                                                     14,202,520
Sentinel Variable Products Trust Small Company (337,481.08 units
  at $17.84 per unit)                                                      6,021,842
Sentinel Variable Products Trust Mid Cap Growth (816,620.11 units
  at $17.01 per unit)                                                     13,888,845
Sentinel Variable Products Trust Growth Index (6,231.81 units
  at $9.45 per unit)                                                          58,912
Strong Opportunity Fund II (340,375.32 units at $17.48 per unit)           5,948,908
Strong Variable Insurance Funds Mid Cap Growth (594,648.07 units
  at $22.48 per unit)                                                     13,365,976
VIPF Equity Income Portfolio (877,837.96 units at $13.38 per unit)        11,741,455
VIPF Overseas Portfolio (764,738.39 units at $11.79 per unit)              9,014,994
VIPF Growth Portfolio (1,030,524.99 units at $17.54 per unit)             18,071,312
VIPF High Income Portfolio (501,300.74 units at $8.33 per unit)            4,177,820
VIPF Index 500 Portfolio (2,023,959.28 units at $14.64 per unit)          29,631,690
VIPF Contrafund Portfolio (757,511.71 units at $15.84 per unit)           12,000,413
VIPF Investment Grade Bond Portfolio (68,296.49 units at
  $10.18 per unit)                                                           695,468
Alger American Fund Growth (1,085,900.24 units at $17.24 per unit)        18,721,981
Alger American Fund Small Capitalization (600,592.69 units at
  $12.73 per unit)                                                         7,644,699
Alger American Fund Leveraged AllCap (4,974.23 units at
  $10.02 per unit)                                                            49,829
American Century Variable Portfolios VP Value (233,597.14 units at
  $11.86 per unit)                                                         2,769,577
American Century Variable Portfolios VP Income & Growth
  (325,390.26 units at $11.25 per unit)                                    3,660,348
JP Morgan Series Trust II International Opportunities
  (79,538.84 units at $10.84 per unit)                                       862,140
JP Morgan Series Trust II Small Company (84,711.61 units at
  $12.43 per unit)                                                         1,053,078
Neuberger Berman Partners Portfolio (72,340.65 units at
  $10.72 per unit)                                                           775,226
Dreyfus Socially Responsible Growth Fund (202.71 units at
  $10.00 per unit)                                                             2,027
INVESCO Variable Investment Fund Dynamics (6,055.31 units at
  $10.69 per unit)                                                            64,753
INVESCO Variable Investment Fund Technology (7,402.18 units at
  $10.07 per unit)                                                            74,544
INVESCO Variable Investment Fund Health Sciences (19,839.77 units at
  $10.58 per unit)                                                           209,849
                                                                        ------------
TOTAL NET ASSETS                                                        $198,592,177
                                                                        ============

   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                     STRONG VARIABLE
                                                 MARKET STREET FUND                                       STRONG     INSURANCE FUNDS
                     --------------------------------------------------------------------------------  ------------  ---------------
                       MONEY             AGGRESSIVE                                          SENTINEL   OPPORTUNITY      MID CAP
                      MARKET    GROWTH     GROWTH       MANAGED    BOND     INTERNATIONAL     GROWTH     FUND II         GROWTH
                    --------- ---------  ----------    --------   -------   -------------  -----------  -----------  ---------------
INVESTMENT INCOME:
 Dividend income
 and capital gain
 distributions      $406,156   $982,290   $109,696    $525,398   $283,379     $301,921     $ 4,137,901    $746,461     $ 1,062,165

EXPENSES:
 Mortality and
 expense risk and
 administrative
 charges              95,514    161,426     27,712      91,348     68,343       31,417         148,270      66,475         184,151
                    --------- ---------  ----------   ---------  --------   -------------  -----------  -----------  ---------------
Net investment
 income              310,642    820,864     81,984     434,050    215,036      270,504       3,989,631     679,986         878,014
                    --------- ---------  ----------   ---------  --------   -------------  -----------  -----------  ---------------
REALIZED AND
 UNREALIZED
 (LOSS) GAIN ON
 INVESTMENTS:
 Net realized
 gain (loss)
 from shares
 sold                    --      69,370    299,354    (191,964)  (122,466)    (125,675)     (4,394,344)    137,005       2,037,823

 Net unrealized
 (depreciation)
 appreciation
 on investments          --    (498,198)   (13,139)    240,604    297,634     (373,782)     (1,496,517)   (608,271)     (6,025,140)
                    --------- ---------  ----------   ---------  --------   -------------  -----------  -----------  ---------------
 Net realized
 and unrealized
 (loss) gain
 on investments          --    (428,828)   286,215      48,640    175,168     (499,457)     (5,890,861)   (471,266)     (3,987,317)
                    --------- ---------  ----------   ---------  --------   -------------  -----------  -----------  ---------------
INCREASE
 (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS         $310,642   $392,036   $368,199    $482,690   $390,204    $(228,953)    $(1,901,230)    $208,720     $(3,109,303)
                    ========= =========  ==========   =========  ========   =============  ===========  ===========  ===============

   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A Separate Account of National Life Insurance Company)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           Sentinel Variable Products Trust
                                      ---------------------------------------------------------------------------
                                        Money           Common          Small           Mid Cap         Growth
                                        Market          Stock          Company          Growth          Index
                                      -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME:
   Dividend income and
   capital gain distributions         $    49,396     $    13,440     $     5,541     $        --     $        24

EXPENSES:
   Mortality and expense risk
   and administrative charges              10,994          14,912           5,862          15,446              28
                                      -----------     -----------     -----------     -----------     -----------
Net investment income (loss)               38,402          (1,472)           (321)        (15,446)             (4)
                                      -----------     -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
   from shares sold                            --           2,262           3,932          35,955              (1)

   Net unrealized appreciation
   (depreciation) on investments               --         647,842         363,322         127,923          (1,029)
                                      -----------     -----------     -----------     -----------     -----------
   Net realized and unrealized
   gain (loss) on investments                  --         650,104         367,254         163,878          (1,030)
                                      -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS             $    38,402     $   648,632     $   366,933     $   148,432     $    (1,034)
                                      ===========     ===========     ===========     ===========     ===========


                                                  Alger American Fund                   Dreyfus
                                      -------------------------------------------     -----------
                                                                       Leveraged       Socially
                                         Growth        Small Cap        All Cap       Responsible
                                      -----------     -----------     -----------     -----------
INVESTMENT INCOME:
   Dividend income and
   capital gain distributions         $ 2,387,023     $ 2,599,509     $        --     $        16

EXPENSES:
   Mortality and expense risk
   and administrative charges             259,493         103,664              11               1
                                      -----------     -----------     -----------     -----------
Net investment income (loss)            2,127,530       2,495,845             (11)             15
                                      -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
   from shares sold                      (892,239)     (4,293,042)             (1)             --

   Net unrealized appreciation
   (depreciation) on investments       (4,818,663)       (859,609)            416              12
                                      -----------     -----------     -----------     -----------
   Net realized and unrealized
   gain (loss) on investments          (5,710,902)     (5,152,651)            415              12
                                      -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS             $(3,583,372)    $(2,656,806)    $       404     $        27
                                      ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                  AMERICAN CENTURY
                                                                 VIPF                                           VARIABLE PORTFOLIOS
                          -----------------------------------------------------------------------------------  ---------------------
                          EQUITY                                 HIGH                              INVESTMENT            VP INCOME &
                          INCOME     OVERSEAS     GROWTH        INCOME    INDEX 500    CONTRAFUND  GRADE BOND  VP VALUE    GROWTH
                         --------    ---------  -----------     --------  ----------   ----------  ----------  --------  -----------
INVESTMENT INCOME:
 Dividend income and
  capital gain
  distributions          $701,583  $   423,588  $ 1,394,030  $   284,461  $   359,369  $1,189,205   $       -  $ 36,194   $  14,787

EXPENSES:
 Mortality and expense
  risk and administrative
  charges                 136,178       74,408      228,667       61,564      386,504     149,846         591    17,925      44,638
                         --------  -----------   ----------  -----------  -----------  ----------   ---------  --------   ---------
Net investment income
  (loss)                  574,405      349,180    1,165,363      222,897      (27,135)  1,039,359        (591)   18,269     (29,851)
                         --------  -----------   ----------  -----------  -----------  ----------   ---------  --------   ---------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized (loss)
  gain from shares sold  (175,379)     266,005      554,969     (256,384)   1,318,337     323,600          20   (41,635)     83,508

 Net unrealized
  appreciation
  (depreciation) on
  investments             351,880   (1,797,215)  (4,304,437)  (1,168,600)  (4,520,763) (2,314,399)      9,721   347,123    (453,259)
                         --------  -----------   ----------  -----------  -----------  ----------   ---------  --------   ---------

Net realized and
  unrealized gain
  (loss) on
  investments             176,501   (1,531,210)  (3,749,468)  (1,424,984)  (3,202,426) (1,990,799)      9,741   305,488    (369,751)
                         --------  -----------   ----------  -----------  -----------  ----------   ---------  --------   ---------

INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS              $750,906  $(1,182,030) $(2,584,105) $(1,202,087) $(3,299,561) $ (951,440)  $   9,150  $323,757   $(399,602)
                         ========  ===========  ===========  ===========  ===========  ==========   =========  ========   =========

   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                          VAN ECK
                                                                                                                         WORLDWIDE
                                                                 NEUBERGER                                               INSURANCE
                                   JP MORGAN SERIES TRUST II      BERMAN         INVESCO VARIABLE INVESTMENT FUND          TRUST
                                   --------------------------   -----------   ---------------------------------------   -----------
                                   INTERNATIONAL     SMALL       PARTNERS                                   HEALTH       WORLDWIDE
                                   OPPORTUNITIES    COMPANY      PORTFOLIO     DYNAMICS     TECHNOLOGY     SCIENCES        BOND
                                   -------------  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
   Dividend income and
   capital gain distributions       $    16,627   $    21,211   $    94,568   $        --   $        --   $        --   $    17,848

EXPENSES:
   Mortality and expense risk
   and administrative charges             7,700        11,052         9,129            34            38            97         4,724
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)              8,927        10,159        85,439           (34)          (38)          (97)       13,124
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED
(LOSS) GAIN ON INVESTMENTS:
   Net realized gain (loss)
   from shares sold                       6,784        50,821       (20,304)           (2)           (6)            2       (41,114)

   Net unrealized (depreciation)
   appreciation on investments         (120,963)     (205,519)      (69,455)         (700)       (4,013)        4,164        13,099
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net realized and unrealized
(loss) gain on investments             (114,179)     (154,698)      (89,759)         (702)       (4,019)        4,166       (28,015)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $  (105,252)  $  (144,539)  $    (4,320)  $      (736)  $    (4,057)  $     4,069   $   (14,891)
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                     -------------------------------------------------------------------------
                                     INTERNATIONAL     GLOBAL       CORE SMALL       MID CAP
                                        EQUITY         INCOME       CAP EQUITY        VALUE          TOTAL
                                     -------------   -----------    -----------    -----------    ------------
INVESTMENT INCOME:
   Dividend income and
   capital gain distributions         $        --    $        --    $        --    $        --    $ 18,172,787

EXPENSES:
   Mortality and expense risk
   and administrative charges              10,560          1,897          2,100          6,975       2,439,694
                                      -----------    -----------    -----------    -----------    ------------
Net investment (loss) income              (10,560)        (1,897)        (2,100)        (6,975)     15,733,093
                                      -----------    -----------    -----------    -----------    ------------
REALIZED AND UNREALIZED
(LOSS) GAIN ON INVESTMENTS:
   Net realized (loss) gain
   from shares sold                      (118,106)         7,549        (13,946)        98,783      (5,390,529)

   Net unrealized (depreciation)
   appreciation on investments            (41,620)         3,774         (9,904)        12,031     (27,285,650)
                                      -----------    -----------    -----------    -----------    ------------
Net realized and unrealized
(loss) gain on investments               (159,726)        11,323        (23,850)       110,814     (32,676,179)
                                      -----------    -----------    -----------    -----------    ------------
(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $  (170,286)   $     9,426    $   (25,950)   $   103,839    $(16,943,086
                                      ===========    ===========    ===========    ===========    ============


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               MARKET STREET FUND
                                          ---------------------------------------------------------
                                             MONEY                         AGGRESSIVE
                                             MARKET          GROWTH          GROWTH        MANAGED
                                          ------------    ------------    -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    310,642    $    392,036    $   368,199    $  482,690
                                          ------------    ------------    -----------    ----------

ACCUMULATION UNIT TRANSACTIONS:
 Participant deposits                        6,105,127       2,829,007      1,784,316     1,966,232
 Transfers between investment
  sub-accounts and general account, net    (14,361,506)    (15,111,706)    (3,342,194)     (978,902)
 Surrenders and lapses                      (1,576,192)       (699,715)       (57,155)     (297,308)
 Contract benefits                             (50,841)       (204,240)           -        (161,763)
 Loan collateral interest received                 -               -              -             -
 Transfers for policy loans                        -               -           (2,516)          -
 Contract charges                               (5,518)         (8,274)        (1,967)       (4,885)
 Miscellaneous                                  (1,755)         (1,514)        (2,615)       (4,494)
                                          ------------    ------------    -----------    ----------
 Total net accumulation unit transactions   (9,890,685)    (13,196,442)    (1,622,131)      518,880
                                          ------------    ------------    -----------    ----------

(Decrease) increase in net assets           (9,580,043)    (12,804,406)    (1,253,932)    1,001,570

Net assets, beginning of period              9,580,043      12,804,406      1,253,932     6,526,156
                                          ------------    ------------    -----------    ----------
Net assets, end of period                 $        -      $        -      $       -      $7,527,726
                                          ============    ============    ===========    ==========

                                                                                                         STRONG
                                                                                                        VARIABLE
                                                                                                        INSURANCE
                                                       MARKET STREET FUND                  STRONG         FUNDS
                                          ------------------------------------------    -----------    -----------
                                                                          SENTINEL      OPPORTUNITY      MID CAP
                                             BOND       INTERNATIONAL      GROWTH         FUND II         GROWTH
                                          ----------    -------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $  390,204    $    (228,953)   $(1,901,230)   $   208,720    $(3,109,303)
                                          ----------    -------------    -----------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
 Participant deposits                      1,237,330          464,917      5,042,030      1,681,575      7,188,621
 Transfers between investment
  sub-accounts and general account, net     (472,418)      (2,541,972)    (8,839,114)       874,527      1,676,912
 Surrenders and lapses                      (334,334)         (93,941)      (369,120)      (149,098)      (717,975)
 Contract benefits                          (131,923)            (981)       (31,301)           -         (218,532)
 Loan collateral interest received               -                 -             -              -              -
 Transfers for policy loans                      -                 -          (3,062)        (2,452)        (3,859)
 Contract charges                             (2,967)          (1,202)        (8,671)        (3,883)        (8,870)
 Miscellaneous                                   179           (1,377)        (1,633)        (1,755)        33,061
                                          ----------    -------------    -----------    -----------    -----------
 Total net accumulation unit transactions    295,867       (2,174,556)    (4,210,871)     2,398,914      7,949,358
                                          ----------    -------------    -----------    -----------    -----------

(Decrease) increase in net assets            686,071       (2,403,509)    (6,112,101)     2,607,634      4,840,055

Net assets, beginning of period            4,817,114       2,403,509       6,112,101      3,341,274      8,525,921
                                          ----------    -------------    -----------    -----------    -----------
Net assets, end of period                 $5,503,185    $        -       $       -      $ 5,948,908    $13,365,976
                                          ==========    =============    ===========    ===========    ===========

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                         SENTINEL VARIABLE PRODUCTS TRUST
                                                ----------------------------------------------------------------------------
                                                   MONEY             COMMON           SMALL           MID CAP        GROWTH
                                                   MARKET             STOCK          COMPANY          GROWTH         INDEX
                                                ------------       -----------      ----------      -----------     --------

INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $    38,402        $  648,632      $  366,933      $   148,432     $(1,034)
                                                -----------        ----------      ----------      -----------     -------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                              331,996           564,750         847,859          807,693      50,368
  Transfers between investment
    sub-accounts and general account, net        10,524,259        13,035,287       4,817,074       12,918,581       9,578
  Surrenders and lapses                             (31,060)          (26,168)        (11,121)         (36,233)        -
  Contract benefits                                    -                -                -                -            -
  Loan collateral interest received                    -                -                -                -            -
  Transfers for policy loans                           -                -                -                -            -
  Contract charges                                     (217)             (574)           (150)            (665)        -
  Miscellaneous                                     (10,320)          (19,407)          1,247           51,037         -
                                                -----------       -----------      ----------      -----------     -------
  Total net accumulation unit transactions       10,814,658        13,553,888       5,654,909       13,740,413      59,946
                                                -----------       -----------      ----------      -----------     -------
Increase in net assets                           10,853,060        14,202,520       6,021,842       13,888,845      58,912

Net assets, beginning of period                        -                -                -                -            -
                                                -----------        ----------      ----------      -----------     -------
Net assets, end of period                       $10,853,060       $14,202,520      $6,021,842      $13,888,845     $58,912
                                                ===========       ===========      ==========      ===========     =======


                                                              ALGER AMERICAN FUND                    DREYFUS
                                                -------------------------------------------        ------------
                                                                                   LEVERAGE         SOCIALLY
                                                   GROWTH          SMALL CAP       ALL CAP         RESPONSIBLE
                                                ------------      -----------      --------        ------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $(3,583,372)      $(2,656,806)     $   404         $   27
                                                -----------       -----------      -------         ------

ACCUMULATION UNIT TRANSACTIONS:
  Participant deposits                            8,637,159         4,517,614       46,932            -
  Transfers between investment
    sub-accounts and general account, net         1,801,138         1,743,884        2,492          2,000
  Surrenders and lapses                            (756,284)         (255,032)        -               -
  Contract benefits                                (167,501)             (428)        -               -
  Loan collateral interest received                    -                 -            -               -
  Transfers for policy loans                         (4,772)           (3,950)        -               -
  Contract charges                                  (16,186)           (5,829)        -               -
  Miscellaneous                                      73,367            (5,505)        1               -
                                                -----------       -----------      -------         ------
  Total net accumulation unit transactions        9,566,921         5,990,754       49,425          2,000
                                                -----------       -----------      -------         ------
Increase in net assets                            5,983,549         3,333,948       49,829          2,027

Net assets, beginning of period                  12,738,432         4,310,751         -               -
                                                -----------       -----------      -------         ------
Net assets, end of period                       $18,721,981       $ 7,644,699      $49,829         $2,027
                                                ===========       ===========      =======         ======



   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A Separate Account of National Life Insurance Company)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               VIPF
                        -------------------------------------------------------------------------------
                           EQUITY                                        HIGH          INDEX                        INVESTMENT
                           INCOME      OVERSEAS         GROWTH          INCOME          500         CONTRAFUND      GRADE BOND
                        -----------   ------------   ------------    ------------   ------------    ------------     ---------
Increase (decrease)  in
 net assets resulting
 from operations        $   750,906   $(1,182,030)   $(2,584,105)    $(1,202,087)   $ (3,229,561)    $  (951,440)    $   9,150
                        -----------   ------------   -----------     -----------    ------------     -----------     ---------
Accumulation unit
 transactions:
 Participant deposits     2,611,217     2,859,169      7,891,447       1,350,844       8,468,706       4,051,768        61,611
 Transfers between
  investment sub-
  accounts and general
  account, net               60,019     4,230,386      2,350,131          26,078       1,270,863         859,244       625,101
 Surrenders and lapses     (465,370)     (216,988)      (585,771)       (210,802)       (854,400)       (380,977)         (654)
 Contract benefits          (20,754)     (203,661)      (154,102)       (133,182)       (223,988)        (91,349)           --
 Loan collateral
  interest received              --            --             --              --              --              --            --
 Transfers for
  policy loans               (2,568)           --         (1,152)             --          (5,669)             --            --
 Contract charges            (5,885)       (3,889)       (11,796)         (2,355)        (22,666)         (8,845)         (116)
 Miscellaneous               (1,130)        6,325          6,390           1,095          10,348           2,075           376
                        -----------   ------------   -----------     -----------    ------------     -----------     ---------
Total net accumulation
 unit transactions        2,175,529     6,671,342      9,495,147       1,031,678       8,643,196       4,431,917       686,318
                        -----------   ------------   -----------     -----------    ------------     -----------     ---------
Increase (decrease)
 in net assets            2,926,435     5,489,312      6,911,042        (170,409)      5,413,635       3,480,477       695,468

Net assets,
 beginning of period      8,815,020     3,525,682     11,160,270       4,348,229      24,218,055       8,519,936            --
                        -----------   ------------   -----------     -----------    ------------     -----------     ---------
Net assets,
 end of period          $11,741,455   $ 9,014,994    $18,071,312     $ 4,177,820    $ 29,631,690     $12,000,413     $ 695,468
                        ===========   ============   ===========     ===========    ============     ===========     =========

                                     AMERICAN CENTURY VARIABLE
                                            PORTFOLIOS
                                    ----------------------------
                                                     VP INCOME &
                                    VP VALUE            GROWTH
                                    ----------       -----------
Increase (decrease)  in
 net assets resulting
 from operations                    $  323,757       $ (399,602)
                                    ----------       -----------
Accumulation unit
 transactions:
 Participant deposits                 948,965         1,403,703
 Transfers between
  investment sub-
  accounts and general
  account, net                        887,308           410,345
 Surrenders and lapses                (32,328)          (89,779)
 Contract benefits                         --           (26,461)
 Loan collateral
  interest received                        --                --
 Transfers for
  policy loans                             --                --
 Contract charges                        (521)           (2,459)
 Miscellaneous                          1,248               802
                                    ----------       -----------
Total net accumulation
 unit transactions                   1,804,672        1,696,151
                                    ----------       -----------
Increase (decrease)
 in net assets                       2,128,429        1,296,549

Net assets,
 beginning of period                   641,148        2,363,799
                                    ----------       -----------
Net assets,
 end of period                      $2,769,577       $3,660,348
                                    ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                 Neuberger
                                   JP Morgan Series Trust II      Berman
                                   --------------------------   -----------
                                   International     Small       Partners
                                   Opportunities    Company      Portfolio
                                   -------------  -----------   -----------
(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $  (105,252)  $  (144,539)  $    (4,320)
                                    -----------   -----------   -----------

ACCUMULATION UNIT TRANSACTIONS:
   Participant deposits                 503,806       557,467       118,637
   Transfers between investment
      sub-account and general
      account, net                      139,159       215,181       199,383
   Surrenders and lapses                 (7,349)      (15,444)      (29,978)
   Contract benefits                         --            --       (18,807)
   Loan collateral interest
      received                               --            --            --
   Transfers for policy loans                --            --            --
   Contract charges                        (555)         (587)         (455)
   Miscellaneous                           (378)        1,284           312
                                    -----------   -----------   -----------
   Total net accumulation unit
      transactions                      634,683       757,901       269,092
                                    -----------   -----------   -----------
Increase (decrease) in net assets       529,431       613,362       264,772

Net assets, beginning of period         332,709       439,716       510,454
                                    -----------   -----------   -----------
Net assets, end of period           $   862,140   $ 1,053,078   $   775,226
                                    ===========   ===========   ===========

                                                                                 Van Eck
                                                                                 Worldwide
                                                                                 Insurance
                                         INVESCO Variable Investment Fund          Trust
                                      ---------------------------------------   -----------
                                                                    Health       Worldwide
                                       Dynamics     Technology     Sciences        Bond
                                    -----------   -----------   -----------   -----------
(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $      (736)  $    (4,057)  $     4,069   $   (14,891)
                                    -----------   -----------   -----------   -----------

ACCUMULATION UNIT TRANSACTIONS:
   Participant deposits                   9,035        19,214        10,253        32,421
   Transfers between investment
      sub-account and general
      account, net                       56,525        59,387       195,504      (392,734)
   Surrenders and lapses                    (70)           --            --       (29,603)
   Contract benefits                         --            --            --          (563)
   Loan collateral interest
      received                               --            --            --            --
   Transfers for policy loans                --            --            --            --
   Contract charges                          --            --            --          (102)
   Miscellaneous                             (1)           --            23           (13)
                                    -----------   -----------   -----------   -----------
   Total net accumulation unit
      transactions                       65,489        78,601       205,780      (390,594)
                                    -----------   -----------   -----------   -----------
Increase (decrease) in net assets        64,753        74,544       209,849      (405,485)

Net assets, beginning of period              --            --            --       405,485
                                    -----------   -----------   -----------   -----------
Net assets, end of period           $    64,753   $    74,544   $   209,849   $        --
                                    ===========   ===========   ===========   ===========


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                     ---------------------------------------------------------
                                     INTERNATIONAL     GLOBAL       CORE SMALL       MID CAP
                                        EQUITY         INCOME       CAP EQUITY        VALUE          TOTAL
                                     -------------   -----------    -----------    -----------    ------------
(DECREASE) INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS          $  (170,286)   $     9,426    $   (25,950)   $   103,839    $(16,943,086)
                                      -----------    -----------    -----------    -----------    ------------
ACCUMULATION UNIT TRANSACTIONS:
   Participant deposits                   418,570         30,577        101,072        188,450    $ 75,740,460
   Transfers between investment
      sub-accounts and general
      account, net                       (563,563)      (157,826)      (172,332)      (575,927)     11,480,152
   Surrenders and lapses                  (30,282)        (3,948)          (305)       (14,365)     (8,379,149)
   Contract benefits                           --             --             --             --      (1,840,377)
   Loan collateral interest received           --             --             --             --              --
   Transfers for policy loans                  --             --             --             --         (30,000)
   Contract charges                          (400)          (104)           (64)          (283)       (130,940)
   Miscellaneous                              186              2           (268)           140         137,334
                                      -----------    -----------    -----------    -----------    ------------
   Total net accumulation unit
      transactions                       (175,489)      (131,299)       (71,897)      (401,985)     76,977,480
                                      -----------    -----------    -----------    -----------    ------------
(Decrease) increase in net assets        (345,775)      (121,873)       (97,847)      (298,146)     60,034,394

Net assets, beginning of period           345,775        121,873         97,847        298,146     138,557,783
                                      -----------    -----------    -----------    -----------    ------------
Net assets, end of period             $        --    $        --    $        --    $        --    $198,592,177
                                      ===========    ===========    ===========    ===========    ============


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)


                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                         MARKET STREET FUND
                                              -------------------------------------------------------------------------
                                                  MONEY                       AGGRESSIVE
                                                  MARKET         GROWTH         GROWTH         MANAGED          BOND
                                              ------------     -----------    ----------     ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $    288,656     $    98,218    $  211,641     $  (30,291)     $ (155,560)
                                              ------------     -----------    ----------     ----------      ----------

ACCUMULATION UNTIL TRANSACTIONS:
  Participant deposits                          26,288,659       2,990,919       234,820      2,330,507       2,009,281
  Transfers between investment
    sub-accounts and general account, net      (21,394,377)      1,889,766        69,998        764,264         215,535
  Surrenders and lapses                           (436,491)       (317,144)      (22,928)      (196,938)        (63,801)
  Contract benefits                                (62,247)              -             -       (131,386)        (62,633)
  Contract charges                                 (23,269)         (8,020)         (906)        (3,399)         (2,037)
  Miscellaneous                                       (653)          3,267        (4,945)        (4,097)         (1,439)
                                              ------------     -----------    ----------     ----------      ----------
Total net accumulation unit transactions         4,371,622       4,558,788       276,039      2,758,951       2,094,906
                                              ------------     -----------    ----------     ----------      ----------
Increase in net assets                           4,660,278       4,657,006       487,680      2,728,660       1,939,346

Net assets, beginning of period                  4,919,765       8,147,400       766,252      3,797,496       2,877,768
                                              ------------     -----------    ----------     ----------      ----------
Net assets, end of period                     $  9,580,043     $12,804,406    $1,253,932     $6,526,156       4,817,114
                                              ============     ===========    ==========     ==========      ==========

                                                                                                  STRONG VARIABLE
                                                                                                     INSURANCE
                                                    MARKET STREET FUND              STRONG              FUNDS
                                               -----------------------------      -----------     ---------------
                                                                  SENTINEL        OPPORTUNITY          MID CAP
                                               INTERNATIONAL       GROWTH           FUND II            GROWTH
                                               -------------     -----------      -----------     ---------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $  425,923       $1,385,459        $  660,868       $2,687,832
                                                ----------       ----------        ----------       ----------

ACCUMULATION UNTIL TRANSACTIONS:

  Participant deposits                             538,214        1,921,976           806,565        2,336,701
  Transfers between investment
    sub-accounts and general account, net          203,350          732,432           332,428        2,449,942
  Surrenders and lapses                            (21,296)         (48,939)          (26,099)         (66,583)
  Contract benefits                                      -                -                 -           (4,434)
  Contract charges                                    (928)          (4,223)           (2,093)          (1,949)
  Miscellaneous                                     (1,187)          (1,674)            2,858           (5,324)
                                                ----------       ----------        ----------       ----------
Total net accumulation unit transactions           763,153        2,599,572         1,113,659        4,708,353
                                                ----------       ----------        ----------       ----------
Increase in net assets                           1,189,076        3,985,031         1,774,527        7,396,185

Net assets, beginning of period                  1,214,433        2,127,070         1,566,747        1,129,736
                                                ----------       ----------        ----------       ----------
Net assets, end of period                       $2,403,509       $6,112,101        $3,341,274       $8,525,921
                                                ==========       ==========        ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                        VAN ECK
                                       WORLDWIDE
                                       INSURANCE
                                         TRUST                                  VIPF
                                      -----------     -----------------------------------------------------------
                                       WORLDWIDE        EQUITY                                           HIGH
                                       BOND FUND        INCOME         OVERSEAS         GROWTH          INCOME
                                      -----------     -----------     -----------     -----------     -----------
(DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $   (18,886)    $   209,788     $   889,980     $ 2,092,299     $   228,749
                                      -----------     -----------     -----------     -----------     -----------
ACCUMULATION UNIT TRANSACTIONS:
 Participant deposits                     226,732       2,371,079         890,534       3,633,682         904,815
 Transfers between investment
  sub-accounts and general account,
  net                                     135,114       1,133,237         352,462       3,646,267          88,791
 Surrenders and lapses                    (39,396)       (225,947)        (46,181)        (90,928)       (105,772)
 Contract benefits                             --              --              --              --              --
 Contract charges                            (181)         (4,529)         (1,603)         (4,522)         (1,680)
 Miscellaneous                                (90)          3,192            (565)        (16,282)            258
                                      -----------     -----------     -----------     -----------     -----------
 Total net accumulation
  unit transactions                       322,179       3,277,032       1,194,647       7,168,217         886,412
                                      -----------     -----------     -----------     -----------     -----------
Increase in net assets                    303,293       3,486,820       2,084,627       9,260,516       1,115,161

Net assets, beginning of period           102,192       5,328,200       1,441,055       1,899,754       3,233,068
                                      -----------     -----------     -----------     -----------     -----------
Net assets, end of period             $   405,485     $ 8,815,020     $ 3,525,682     $11,160,270     $ 4,348,229
                                      ===========     ===========     ===========     ===========     ===========


                                                VIPF                     ALGER AMERICAN FUND
                                      ---------------------------     ---------------------------
                                         INDEX
                                          500         CONTRAFUND        GROWTH         SMALL CAP
                                      -----------     -----------     -----------     -----------
(DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS            $ 2,926,562     $ 1,267,271     $ 2,275,976     $ 1,199,392
                                      -----------     -----------     -----------     -----------
ACCUMULATION UNIT TRANSACTIONS:
 Participant deposits                   6,179,946       2,342,051       4,382,328       1,358,829
 Transfers between investment
  sub-accounts and general account,
  net                                   4,477,537       1,912,615       3,483,942        (455,443)
 Surrenders and lapses                   (225,373)        (95,850)       (129,324)        (48,607)
 Contract benefits                             --              --              --              --
 Contract charges                         (11,834)         (4,506)         (5,683)         (2,079)
 Miscellaneous                             (3,224)            558          15,354          (9,708)
                                      -----------     -----------     -----------     -----------
 Total net accumulation
  unit transactions                    12,417,052       4,154,868       7,746,617         842,992
                                      -----------     -----------     -----------     -----------
Increase in net assets                 15,343,614       5,422,139      10,022,593       2,042,384

Net assets, beginning of period         8,874,441       3,097,797       2,715,839       2,268,367
                                      -----------     -----------     -----------     -----------
Net assets, end of period             $24,218,055     $ 8,519,936     $12,738,432     $ 4,310,751
                                      ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                   AMERICAN CENTURY                                      NEUBERGER
                                  VARIABLE PORTFOLIOS      JP MORGAN SERIES TRUST II      BERMAN
                                  -------------------      -------------------------     ---------
                                            VP INCOME      INTERNATIONAL     SMALL       PARTNERS
                                  VP VALUE   & GROWTH      OPPORTUNITIES    COMPANY      PORTFOLIO
                                  --------  ----------     -------------  ----------     ---------
INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                $(32,008) $  241,746       $ 46,786      $106,011      $ 11,612

ACCUMULATION UNIT
   TRANSACTIONS:
   Participant deposits            590,006   1,838,515        222,327       182,943       289,928
   Transfers between
     investment sub-accounts
     and general account, net       79,342     295,118         64,288        46,188       117,414
   Surrender and lapses               (415)    (38,280)          (614)         (600)       (4,580)
   Contract benefits                    --          --             --            --            --
   Contract charges                   (249)     (1,335)          (116)         (108)         (223)
   Miscellaneous                      (527)        (16)            38           (72)           58
                                  --------  ----------       --------      --------      --------
   Total net accumulation
     unit transactions             668,157   2,094,002        285,923       228,351       402,697
                                  --------  ----------       --------      --------      --------

Increase in net assets             638,149   2,335,748        332,709       334,362       414,209

Net assets, beginning
   of period                         4,999      28,051             --       105,354        96,245
                                  --------  ----------       --------      --------      --------
Net assets, end of period         $641,148  $2,363,799       $332,709      $439,716      $510,454)
                                  ========  ==========       ========      ========      ========




                                                  GOLDMAN SACHS
                                            VARIABLE INSURANCE TRUST
                                  ---------------------------------------------
                                  INTERNATIONAL   GLOBAL    CORE SMALL  MID CAP
                                    EQUITY        INCOME    CAP EQUITY   VALUE        TOTAL
                                  -------------  --------   ---------- --------    -----------
INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                   $ 61,143   $   (768)   $ 9,649    $ (8,450)    $ 17,079,598

ACCUMULATION UNIT
   TRANSACTIONS:
   Participant deposits               214,185     72,261     86,608     234,338       67,523,749
   Transfers between
     investment sub-accounts
     and general account, net          23,322     50,428      1,683      70,187          785,830
   Surrender and lapses                (1,288)        --        (69)     (8,000)      (2,261,443)
   Contract benefits                       --         --         --          --         (260,700)
   Contract charges                       (98)       (37)       (11)       (100)         (85,718)
   Miscellaneous                            1        (11)       (13)        199          (24,044)
                                     --------   --------    -------    --------     ------------
   Total net accumulation
     unit transactions                236,122    122,641     88,198     296,624       65,677,674
                                     --------   --------    -------    --------     ------------

Increase in net assets                297,265    121,873     97,847     288,174       82,757,272

Net assets, beginning
   of period                           48,510         --         --       9,972       55,800,511
                                     --------   --------    -------    --------     ------------
Net assets, end of period            $345,775   $121,873    $97,847    $298,146     $138,557,783
                                     ========   ========    =======    ========     ============




   The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the Variable Account) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable annuity contracts issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios, for mutual fund portfolios within the Sentinel Variable Products Trust (SVPT), and for the SVPT Money Market Fund.

The Variable Account invests the accumulated contractholder account values in shares of mutual fund portfolios within Market Street Fund, Inc. (MSF), Strong Variable Insurance Funds, Strong Opportunity Fund II, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II
(VIPF), Alger American Fund, American Century Variable Portfolios, Inc. (ACVP), The Dreyfus Socially Responsible Growth Fund, Goldman Sachs Variable Insurance Trust (GSVIT), INVESCO Variable Investment Fund, JP Morgan Series Trust II, Neuberger Berman Advisers Management Trust, SVPT, and Van Eck Worldwide Insurance Trust (VEWIT). Net premiums received by the Variable Account are deposited in investment portfolios as designated by the contractholder, except for initial net premiums on new contracts which are first invested in the SVPT Money Market Fund. Contractholders may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National
Life) through participant transfers.

There are twenty-eight sub-accounts within the Variable Account as of December 31, 2000. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contractholder account values of the underlying variable annuity contracts investing in the sub-account.

On November 30, 2000, and pursuant to an order from the Securities and Exchange Commission, certain mutual fund substitutions and sub-account consolidations were completed. This order replaced shares of certain investment portfolios within the MSF, GSVIT, and VEWIT portfolios with shares from the SVPT, VIPF, and ACVP portfolios. The replaced investment portfolios within MSF, GSVIT, and VEWIT are no longer available to contractholders. Immediately following these substitutions, National Life combined the two sub-accounts now holding shares of VIPF Overseas Portfolio, the two sub-accounts holding shares of ACVP Value Portfolio, the two sub-accounts holding shares of SVPT Small Company Fund, and the two sub-accounts holding shares of VIPF Investment Grade Bond Portfolio.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Fund Managed, Market Street Fund Bond, Market Street Fund Money Market, Market Street Fund Growth, Market Street Fund Aggressive Growth, Market Street Fund International, Market Street Fund Sentinel Growth, Strong Opportunity Fund II, Strong Variable Insurance Funds Mid Cap Growth, VIPF Equity Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Contrafund, VIPF Investment Grade Bond, Alger American Fund Growth, Alger American Fund Small Capitalization, Alger American Fund Leveraged All Cap, The Dreyfus Socially Responsible Growth Fund, Inc, American Century Variable Portfolios VP Value, American Century Variable Portfolios VP Income & Growth, Goldman Sachs Variable Insurance Trust International Equity, Goldman Sachs Variable Insurance Trust Global Income, Goldman Sachs Variable Insurance Trust CORE Small Cap Equity, Goldman Sachs Variable Insurance Trust Mid Cap Value, INVESCO Variable Investment Fund Dynamics, INVESCO Variable Investment Fund Health Sciences, INVESCO Variable Investment Fund Technology, JP Morgan Series Trust II International Opportunities, JP Morgan Series Trust II Small Company, Neuberger Berman Advisers Management Trust Partners Portfolio, SVPT Money Market, SVPT Common Stock Fund, SVPT Small Company Fund, SVPT Mid Cap Growth Fund, SVPT Growth Index, and VEWIT Worldwide Bond Fund. The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On November 30, 2000, shares of Market Street Fund Growth Portfolio, Market Street Fund Sentinel Growth Portfolio, Market Street Fund Aggressive Growth Portfolio, Market Street Fund International Portfolio, Market Street Fund Money Market Portfolio, Goldman Sachs Variable Insurance Trust International Equity Fund, Goldman Sachs Variable Insurance Trust Global Income Fund, Goldman Sachs Variable Insurance Trust CORE Small Cap Equity Fund, Goldman Sachs Variable Insurance Trust Mid Cap Value Fund (formerly Goldman Sachs Variable Insurance Trust Mid Cap Equity), and Van Eck Worldwide Bond Fund were replaced with shares of SVPT Common Stock Fund, SVPT Mid Cap Growth Fund, SVPT Small Company Fund, VIPF Overseas Portfolio, SVPT Money Market Fund, VIPF Investment Grade Bond Portfolio, SVPT Small Company Fund, ACVP Value Portfolio, and VIPF Investment Grade Bond Portfolio, respectively.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain
(loss) in the Statement of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income (including capital gain distributions) are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

NOTE 3 -- CHARGES AND EXPENSES

National Life deducts a daily charge from the Variable Account based on an annual rate of 1.4% of each sub-account's net asset value as partial compensation for administration services provided and for National Life's assumption of mortality and expense risks. The mortality risk assumed is that the insureds under the contracts may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the contracts may exceed expected levels.

A contract rider providing certain contract benefit guarantees is available. Contract charges are deducted annually from each contractholder's accumulated account value for the insurance protection provided and are remitted to National Life.

The underlying variable annuity contracts are subject to deferred sales charges. Net premiums paid are subject to these charges if withdrawn within seven years of the date of premium deposit.

Contract values under $50,000 are assessed an annual fee of $30.

NOTE 4 -- INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2000 are set forth below:


PORTFOLIO                                  SHARES           COST
---------                                  -------        ----------

Market Street Fund
 Managed                                   448,346       $7,295,764
 Bond                                      504,417        5,301,742
Strong Opportunity Fund II                 248,492        6,045,963
Strong Variable Insurance Funds
 Mid Cap Growth                            564,919       16,702,097
VIPF
 Equity Income                             460,088       11,222,496
 Overseas                                  450,975        9,957,203
 Growth                                    414,005       20,397,634
 High Income                               510,736        5,364,661
 Index 500                                 198,166       30,532,456
 Contrafund                                505,493       12,858,914
 Investment Grade Bond                      55,240          685,747
Alger American Fund
 Growth                                    396,065       21,825,399
 Small Capitalization                      325,445        8,109,189
 Leveraged All Cap                           1,284           49,413
American Century Variable Portfolios
 VP Value                                  415,229        2,452,092
 VP Income & Growth                        514,817        3,877,106
Dreyfus Socially Responsible Growth Fund        59            2,016
INVESCO Variable Investment Fund
 Dynamics                                    3,556           65,453
 Health Sciences                            10,045          205,684
 Technology                                  2,628           78,557
JP Morgan Series Trust II
 International Opportunities                75,959          945,202
 Small Company                              73,232        1,155,092
Neuberger Berman Partners Portfolio         47,942          830,581
Sentinel Variable Product Trust
 Money Market                           10,853,060       10,853,060
 Common Stock                            1,353,910       13,554,679
 Small Company                             561,215        5,658,520
 Mid Cap Growth                          1,369,709       13,760,922
 Growth Index                                6,228           59,943
                                                       ------------
 Total                                                 $209,847,585
                                                       ============

The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 -- PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the period ended December 31, 2000 aggregated the following:

                                                                Sales
Portfolio                                      Purchases       Proceeds
---------                                      ---------       --------
Market Street Fund
  Managed                                     $ 4,065,369    $ 3,112,439
  Bond                                          2,227,352      1,716,449
  Money Market                                 89,239,767     98,819,810
  Growth                                        5,413,045     17,788,623
  Aggressive Growth                             5,428,976      6,969,123
  International                                 1,372,853      3,276,906
  Sentinel Growth                              15,915,868     16,137,108
Strong Opportunity Fund II                      3,897,667        818,768
Strong Variable Insurance Funds
  Mid Cap Growth                               13,797,150      4,969,777
VIPF
  Equity Income                                 5,829,152      3,079,218
  Overseas                                      8,918,522      1,898,000
  Growth                                       14,677,043      4,016,534
  High Income                                   2,663,223      1,408,648
  Index 500                                    14,767,568      6,151,507
  Contrafund                                    7,586,019      2,114,743
  Investment Grade Bond                           678,564          1,837
Alger American Fund
  Growth                                       47,498,081     35,803,628
  Small Capitalization                         58,506,699     50,020,099
  Leveraged All Cap                                49,424             10
American Century Variable Portfolios
  VP Value                                      2,385,320        562,379
  VP Income & Growth                            2,475,682        809,380
Dreyfus Socially Responsible Growth Fund            2,017             --
Goldman Sachs Variable Insurance Trust
  International Equity                            887,021      1,073,070
  Global Income                                    74,312        207,509
  CORE Small Cap Equity                           136,585        210,582
  Mid Cap Value                                   525,911        934,871
INVESCO Variable Investment Fund
  Dynamics                                         65,561            106
  Health Sciences                                 205,785            103
  Technology                                       78,603             40
JP Morgan Series Trust II
  International Opportunities                     738,607         94,998
  Small Company                                   994,852        226,792
Neuberger Berman Partners Portfolio               458,852        104,320
Sentinel Variable Product Trust
  Money Market                                 15,344,525      4,491,465
  Common Stock                                 13,860,213        307,796
  Small Company                                 5,791,839        137,251
  Mid Cap Growth                               14,319,751        594,784
  Growth Index                                     59,971             27
Van Eck Worldwide Insurance Trust                 166,138        543,608

NOTE 6 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income. The accumulated net income will be distributed to contractholders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contractholders' net contributions to the Variable Account.

NOTE 7 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 8 - LOANS

Policyholders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Segment to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Segment.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Financial statements and schedule included in Prospectus

                           Condensed Financial Information

                  (2)      Financial statements and schedule included in Part B:

         National Life Insurance Company:

                  Independent Auditor's Report.


                     Consolidated Balance Sheets (GAAP Basis) as of December 31, 2000 and 1999.



                     Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2000 and 1999.



                     Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2000 and 1999.

                     Notes to Consolidated Financial Statements

                     Independent Auditor's Report.



         National Variable Annuity Account II

                  Independent Auditor's Report

                     Statement of Assets

                     Statement of Operations

                     Statement of Changes in Net Assets

                     Notes to Financial Statements




         (b)      Exhibits

                  (1)      Resolution of the Depositor's Board of
                           Directors authorizing the establishment of the Registrant.(1)


                  (2)      Not Applicable

                  (3) Distribution Agreement between the Variable Account/Registrant and Principal
                           Underwriter (2)

                  (4)  (a) The form of the variable annuity
                           contract (2)

                       (b) Enhanced Death Benefit Rider (2)

                  (5)      Variable Annuity Application (2)

                  (6)      Articles of Incorporation and By-Laws of
                           Depositor (3).

                  (7)      Not Applicable

                           (8)      (a)     Participation Agreement by  and
                                    among Market Street Fund, Inc., National
                                    Life Insurance Company and PML Securities
                                    Company. dated January, 30, 1996 (4).

                                    1.      Form of Amendment No. 1 dated
                                    June 20, 1997 by & among Market Street
                                    Fund, Inc., National Life Insurance
                                    Company, and 1717 Capital Management
                                    (formerly PML Securities Company) (7).

                                    (b)     Participation Agreement by
                                    and among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company, (now
                                    National Life Insurance Company), dated
                                    August 1, 1989 (7).

                                    1.     Form of Amendment No. 1 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributions Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated January 1, 1996
                                    (5).

                                    2.      Form of Amendment No. 2 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated April 28,
                                    1997 (2).


                                    (c)     Participation Agreement by
                                    and among The Alger American Fund, National
                                    Life Insurance Company and Fred Alger and
                                    Company, dated January 31, 1995 (4).

                                    1.      Form of amended Schedule A to the
                                    Participation Agreement by and among The
                                    Alger American Fund, National Life
                                    Insurance Company and Fred Alger Company,
                                    Dated April 25, 1997 (2).

                                    (d)     Form of Participation Agreement by
                                    and among National Life Insurance Company,
                                    National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated
                                    May 7, 1997 (2).

                                    (e)     Participation Agreement by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 1, 1990 (7).

                                    (1)      Form of Amendment No. 1 by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 28, 1997 (2).



                                    (g)      Form of Participation Agreement
                                    between National Life Insurance Company and
                                    American Century Investment, Inc. (6).

                                    (h)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Neuberger & Berman Advisers Managers
                                    Trust (6).

                                    (i)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    J. P. Morgan Series Trust II (6).


                                    (k)     Participation Agreement between
                                    National Life Insurance Company and The
                                    Dreyfus Socially Responsible Growth Fund,
                                    Inc.(8 )

                                    (l)     Participation Agreement between
                                    National Life Insurance Company, INVESCO
                                    Variable Investment Funds, Inc.; INVESCO
                                    Funds Group, Inc., and INVESCO
                                    Distributors, Inc. (9)


                            (9) Opinion and consent of Michele S. Gatto, Senior Vice President & General Counsel of National Life Insurance Company.


                           (10)     (a)      Consent of Sutherland, Asbill &
                                    Brennan L.L.P.



                                    (b)      Consent of PriceWaterhouseCoopers
                                    LLP.


                           (11)     Not Applicable.

                           (12)     Not Applicable.

                           (13)     Performance Advertising Calculation
                                    Schedules (2)

                           (14)     Powers of Attorney (1).

                                            Robert E. Boardman
                                            Earle H. Harbison, Jr.
                                            A. Gary Shilling

(1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on
    January 10, 1997.

  (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

  (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.


  (4) Incorporated herin by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.




  (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.



  (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.

  (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

  (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

  (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.



Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*        Position with Depositor
------------------------------------        -----------------------
Patrick E. Welch                            Chairman of the Board, Chief Executive
                                            Officer and Director

Thomas H. MacLeay                           President, Chief Operating Officer and
                                            Director

Robert E. Boardman                          Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT  05402-1064

Earle H. Harbison, Jr.                      Director
Harbison Corporation
8112 Maryland Avenue, Suite 250
St. Louis, MO  63105


A. Gary Shilling                            Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, New Jersey  07081-1020

James A. Mallon                             Executive Vice President
                                            & Chief Marketing Officer

William A. Smith                            Executive Vice President
                                            & Chief Financial Officer

Rodney A. Buck                              Executive Vice President & Chief
                                            Investment Officer

Gregory H. Doremus                          Senior Vice President-
                                            New Business & Customer
                                            Services

Michele S. Gatto                            Senior Vice President &
                                            General Counsel

Charles C. Kittredge                        Senior Vice President-Marketing
                                            Development and Operations

Wade H. Mayo                                Senior Vice President

Joseph A. Miller                            Senior Vice President

Michael A. Tahan                            Senior Vice President & Chief
                                            Information Officer


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

                  A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners

         As of March 31, 2001, 4,306 contracts have been issued to date.

Item 28. Indemnification

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         7.1  Indemnification.

         (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

         (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal               Positions and Offices
Business Address*                with ESI
-----------------                --------
Joseph M. Rob                    Chief Executive Officer and Chairman
Kenneth R. Ehinger               President & Chief Operating Officer
John M. Grab, Jr.                Senior Vice President & Chief Financial Officer
Stephen A. Englese               Senior Vice President - Financial Products
Budd A. Shedaker                 Assistant Vice President - Communications
Greg D. Teese                    Vice President - Compliance
D. Russell Morgan                Counsel
Sharon E. Bernard                Treasurer & Controller
James K. McQueston               Secretary
Thomas H. MacLeay                Director
Rodney A. Buck                   Director
William A. Smith                 Director


*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B.


Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

         (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 30th day of April, 2001.


                                       NATIONAL VARIABLE ANNUITY ACCOUNT II
                                                    (Registrant)


                                      By: NATIONAL LIFE INSURANCE COMPANY
Attest: /s/ Christopher M. Neronha          By: /s/ Patrick E. Welch
       ---------------------------       ---------------------------------
         Christopher M. Neronha             Patrick E. Welch, Chairman
         Assistant Secretary              of the Board and Chief Executive
                                          Officer




                                       By: NATIONAL LIFE INSURANCE COMPANY
                                                     (Depositor)


Attest:  /s/ Christopher M. Neronha       By: /s/ Patrick E. Welch
       ---------------------------        ---------------------------------
         Christopher M. Neronha            Patrick E. Welch, Chairman
         Assistant Secretary               of the Board and Chief Executive
                                           Officer


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No.7 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.




Signature                                Title                   Date
---------                                -----                   ----
/s/ Patrick E. Welch            Chairman of the Board and       April 30, 2001
-----------------------------   and Chief Executive Officer,
Patrick E. Welch                and Director

/s/ Thomas H. MacLeay           President & Chief Operating    April 30, 2001
-----------------------------   Officer, and Director
Thomas H. MacLeay

/s/ William A. Smith            Executive Vice President &     April 30, 2001
-----------------------------   Chief Financial Officer
William A. Smith

/s/ Robert E. Boardman*         Director                       April 30, 2001
----------------------------
Robert E. Boardman

/s/ Earle H.  Harbison, Jr.*    Director                       April 30, 2001
-----------------------------
Earle H. Harbison, Jr.

/s/ A. Gary Shilling*           Director                       April 30, 2001
-----------------------------
A. Gary Shilling

*By  /s/ Patrick E. Welch                                  April 30 ,2001
    ----------------------
    Patrick E. Welch
    Pursuant to Power of Attorney